UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND January 31, 2017

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.05%

Lord Abbett Developing Growth Fund, Inc.-Class I*(b)	10,629,888	$226,629
Lord Abbett Securities Trust-International Opportunities Fund-Class I(c)	13,597,194	227,753
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	7,446,962	114,013
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(c)	3,285,619	113,025
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I*(c)	8,881,762	225,686
Lord Abbett Securities Trust-Value Opportunities Fund-Class I(c)	11,151,814	226,493
Total Investments in Underlying Funds (cost $1,099,686,152)		1,133,599

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.06%

Repurchase Agreement

Repurchase Agreement dated 1/31/2017, 0.03% due 2/1/2017 with Fixed Income Clearing Corp. collateralized by $625,000 of U.S. Treasury Bond at 3.625% due 8/15/2043; value: $700,536; proceeds: $683,984 (cost $683,983)	$684	684
Total Investments in Securities 100.11% (cost $1,100,370,135)		1,134,283
Liabilities in Excess of Other Assets (0.11)%		(1,263)
Net Assets 100.00%		$1,133,020

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,133,599	$—	$—	$1,133,599
Repurchase Agreement	—	684	—	684
Total	$1,133,599	$684	$—	$1,134,283

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.51%

Aerospace & Defense 2.69%

General Dynamics Corp.	428,745	$77,637

Airlines 0.60%

Delta Air Lines, Inc.	365,048	17,245

Banks 16.21%

Bank of America Corp.	1,567,510	35,488
Citizens Financial Group, Inc.	1,955,403	70,727
Comerica, Inc.	258,522	17,458
East West Bancorp, Inc.	1,023,536	52,651
JPMorgan Chase & Co.	1,473,943	124,740
Signature Bank*	231,608	36,483
Webster Financial Corp.	834,757	43,841
Wells Fargo & Co.	1,545,451	87,055
Total		468,443

Beverages 1.52%

PepsiCo, Inc.	423,000	43,899

Capital Markets 3.24%

Invesco Ltd.	1,391,559	40,244
TD Ameritrade Holding Corp.	1,159,707	53,520
Total		93,764

Chemicals 2.76%

Dow Chemical Co. (The)	1,119,832	66,776
LyondellBasell Industries NV Class A	138,442	12,912
Total		79,688

Communications Equipment 1.81%

Cisco Systems, Inc.	1,701,948	52,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2017

Investments	Shares	Fair Value (000)
Consumer Finance 1.35%

Discover Financial Services	563,113	$39,013

Containers & Packaging 0.50%

Packaging Corp. of America	157,946	14,559

Diversified Telecommunication Services 2.71%

AT&T, Inc.	1,532,682	64,618
Verizon Communications, Inc.	282,652	13,853
Total		78,471

Electric: Utilities 4.10%

Duke Energy Corp.	631,922	49,631
NextEra Energy, Inc.	556,451	68,844
Total		118,475

Energy Equipment & Services 2.04%

Halliburton Co.	1,041,691	58,928

Equity Real Estate Investment Trusts 2.89%

Boston Properties, Inc.	386,517	50,595
Vornado Realty Trust	310,000	32,956
Total		83,551

Food & Staples Retailing 0.76%

CVS Health Corp.	277,693	21,885

Food Products 1.78%

Mondelez International, Inc. Class A	1,160,753	51,398

Health Care Equipment & Supplies 2.63%

Abbott Laboratories	1,818,000	75,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2017

Investments	Shares	Fair Value (000)
Health Care Providers & Services 2.95%

Aetna, Inc.	198,801	$23,580
UnitedHealth Group, Inc.	381,507	61,842
Total		85,422

Hotels, Restaurants & Leisure 0.96%

Yum! Brands, Inc.	424,123	27,793

Household Durables 1.05%

Lennar Corp. Class A	683,008	30,496

Household Products 0.84%

Colgate-Palmolive Co.	375,997	24,282

Industrial Conglomerates 1.74%

General Electric Co.	1,695,115	50,345

Information Technology Services 1.49%

Fidelity National Information Services, Inc.	541,345	42,994

Insurance 4.42%

Chubb Ltd. (Switzerland)(a)	584,321	76,832
Hartford Financial Services Group, Inc. (The)	1,046,766	50,988
Total		127,820

Life Sciences Tools & Services 0.27%

Thermo Fisher Scientific, Inc.	50,602	7,711

Machinery 4.75%

Caterpillar, Inc.	392,747	37,570
Dover Corp.	497,119	38,651
ITT, Inc.	965,265	39,451
PACCAR, Inc.	321,206	21,620
Total		137,292

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2017

Investments	Shares	Fair Value (000)
Media 2.27%

Comcast Corp. Class A	762,749	$57,527
Time Warner, Inc.	83,460	8,083
Total		65,610

Metals & Mining 0.53%

Reliance Steel & Aluminum Co.	194,384	15,483

Multi-Line Retail 0.67%

Target Corp.	301,520	19,442

Multi-Utilities 0.60%

Sempra Energy	170,432	17,451

Oil, Gas & Consumable Fuels 11.11%

Anadarko Petroleum Corp.	845,411	58,781
Devon Energy Corp.	836,593	38,099
EOG Resources, Inc.	660,221	67,065
Exxon Mobil Corp.	1,115,076	93,544
Hess Corp.	470,562	25,495
Occidental Petroleum Corp.	318,600	21,592
Range Resources Corp.	509,904	16,490
Total		321,066

Pharmaceuticals 7.01%

Johnson & Johnson	833,203	94,360
Merck & Co., Inc.	354,179	21,956
Pfizer, Inc.	2,716,900	86,207
Total		202,523

Road & Rail 1.18%

CSX Corp.	734,961	34,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2017

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 4.27%

Broadcom Ltd.	73,685	$14,700
Intel Corp.	1,938,778	71,386
Microchip Technology, Inc.	374,853	25,246
QUALCOMM, Inc.	227,323	12,146
Total		123,478

Software 1.37%

Microsoft Corp.	612,100	39,572

Specialty Retail 1.42%

Foot Locker, Inc.	137,367	9,415
L Brands, Inc.	523,570	31,524
Total		40,939

Technology Hardware, Storage & Peripheral 1.02%

Hewlett Packard Enterprise Co.	1,299,117	29,464
Total Common Stocks (cost $2,270,577,724)		2,818,456

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.81%

Repurchase Agreement

Repurchase Agreement dated 1/31/2017, 0.03% due 2/1/2017 with Fixed Income Clearing Corp. collateralized by $53,340,000 of U.S. Treasury Note at 2.25% due 12/31/2023; value: $53,364,270; proceeds: $52,315,887 (cost $52,315,844)	$52,316	52,316
Total Investments in Securities 99.32% (cost $2,322,893,568)		2,870,772
Other Assets in Excess of Liabilities 0.68%		19,630
Net Assets 100.00%		$2,890,402

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,818,456	$—	$—	$2,818,456
Repurchase Agreement	—	52,316	—	52,316
Total	$2,818,456	$52,316	$—	$2,870,772

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 99.47%

Australia 1.38%

Commercial Services & Supplies 0.40%
Downer EDI Ltd.	2,844	$13
Media 0.33%
Southern Cross Media Group Ltd.	9,501	11
Metals & Mining 0.28%
South32 Ltd.	4,435	9
Multi-Line Retail 0.37%
Myer Holdings Ltd.	13,032	12
Total Australia		45

Austria 0.95%

Banks
Erste Group Bank AG *	1,029	31

Belgium 0.73%

Beverages
Anheuser-Busch InBev SA	232	24

Canada 1.87%

Auto Components 1.35%
Linamar Corp.	400	18
Magna International, Inc.	600	26
		44
Banks 0.52%
Canadian Imperial Bank of Commerce	200	17
Total Canada		61

China 1.26%

Diversified Telecommunication Services 0.34%
China Telecom Corp., Ltd. H Shares	24,000	11
Internet Software & Services 0.49%
Alibaba Group Holding Ltd. ADR *	154	16
Oil, Gas & Consumable Fuels 0.43%
China Petroleum & Chemical Corp. H Shares	18,000	14
Total China		41

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Denmark 0.70%

Banks
Danske Bank A/S	680	$23

France 2.66%

Banks 0.49%
Societe Generale SA	335	16
Construction & Engineering 0.82%
Eiffage SA	150	11
Vinci SA	231	16
		27
Electrical Equipment 0.49%
Legrand SA	267	16
Insurance 0.37%
AXA SA	492	12
Textiles, Apparel & Luxury Goods 0.49%
LVMH Moet Hennessy Louis Vuitton SE	80	16
Total France		87

Germany 3.00%

Auto Components 0.89%
Hella KGaA Hueck & Co.	716	29
Hotels, Restaurants & Leisure 0.46%
TUI AG	1,060	15
Industrial Conglomerates 0.73%
Siemens AG Registered Shares	189	24
Insurance 0.92%
Allianz SE Registered Shares	176	30
Total Germany		98

India 0.77%

Automobiles 0.34%
Tata Motors Ltd. ADR	282	11
Banks 0.43%
ICICI Bank Ltd. ADR	1,853	14
Total India		25

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Ireland 1.22%

Banks 0.80%
Bank of Ireland *	97,395	$26
Building Products 0.42%
Allegion plc	210	14
Total Ireland		40

Italy 0.58%

Banks
UniCredit SpA	677	19

Japan 11.51%

Banks 2.27%
Mitsubishi UFJ Financial Group, Inc.	6,500	42
Sumitomo Mitsui Financial Group, Inc.	800	32
		74
Chemicals 0.92%
Mitsubishi Chemical Holdings Corp.	4,300	30
Electronic Equipment, Instruments & Components 1.41%
Hitachi Ltd.	8,000	46
Information Technology Services 0.70%
Fujitsu Ltd.	4,000	23
Insurance 0.55%
T&D Holdings, Inc.	1,200	18
Machinery 1.04%
Komatsu Ltd.	700	17
Makino Milling Machine Co., Ltd.	2,000	17
		34
Real Estate Management & Development 0.86%
Daito Trust Construction Co., Ltd.	200	28
Semiconductors & Semiconductor Equipment 0.80%
Rohm Co., Ltd.	400	26
Software 0.61%
Nintendo Co., Ltd.	100	20

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Trading Companies & Distributors 1.16%
Mitsubishi Corp.	1,700	$38
Wireless Telecommunication Services 1.19%
SoftBank Group Corp.	500	39
Total Japan		376

Netherlands 1.87%

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc B Shares	2,164	61

Portugal 0.52%

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	1,153	17

Singapore 1.29%

Food Products
Wilmar International Ltd.	15,300	42

South Korea 0.58%

Diversified Telecommunication Services
KT Corp. ADR *	1,287	19

Spain 1.04%

Construction & Engineering 0.40%
Sacyr SA *	5,009	13
Oil, Gas & Consumable Fuels 0.64%
Repsol SA	1,389	21
Total Spain		34

Sweden 1.01%

Metals & Mining
Boliden AB	1,127	33

Switzerland 3.70%

Capital Markets 0.37%
Credit Suisse Group AG Registered Shares *	831	12

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Switzerland (continued)

Food Products 0.97%
Nestle SA Registered Shares	434	$32
Insurance 0.52%
Swiss Life Holding AG Registered Shares *	56	17
Pharmaceuticals 1.84%
Roche Holding AG	254	60
Total Switzerland		121

Thailand 1.54%

Oil, Gas & Consumable Fuels
IRPC PCL	81,800	12
PTT Exploration & Production PCL	5,100	14
PTT PCL	2,100	24
		50

United Kingdom 5.57%

Beverages 0.40%
Coca-Cola European Partners plc	370	13
Capital Markets 1.19%
London Stock Exchange Group plc	980	39
Insurance 0.92%
XL Group Ltd.	805	30
Metals & Mining 1.13%
Rio Tinto Ltd.	732	37
Road & Rail 0.40%
FirstGroup plc *	9,615	13
Tobacco 1.53%
British American Tobacco plc	816	50
Total United Kingdom		182

United States 55.72%

Air Freight & Logistics 0.55%
FedEx Corp.	96	18

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Airlines 1.19%
Alaska Air Group, Inc.	220	$21
Delta Air Lines, Inc.	387	18
		39
Auto Components 0.86%
Cooper-Standard Holdings, Inc. *	126	13
Tenneco, Inc. *	220	15
		28
Banks 5.91%
Citigroup, Inc.	523	29
Citizens Financial Group, Inc.	505	18
Comerica, Inc.	579	39
JPMorgan Chase & Co.	540	46
Wells Fargo & Co.	1,075	61
		193
Beverages 1.68%
Coca-Cola Co. (The)	1,325	55
Biotechnology 1.50%
Biogen, Inc. *	67	19
Shire plc	259	14
United Therapeutics Corp. *	98	16
		49
Building Products 1.65%
A.O. Smith Corp.	305	15
Builders FirstSource, Inc. *	1,296	14
Owens Corning	215	12
Ply Gem Holdings, Inc. *	854	13
		54
Capital Markets 2.11%
E*TRADE Financial Corp. *	1,067	40
TD Ameritrade Holding Corp.	641	29
		69
Chemicals 1.50%
Dow Chemical Co. (The)	822	49
Construction & Engineering 0.67%
Quanta Services, Inc. *	611	22
Consumer Finance 0.61%
Discover Financial Services	288	20
Containers & Packaging 1.74%
Owens-Illinois, Inc. *	1,993	38
Packaging Corp. of America	206	19
		57

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Diversified Telecommunication Services 1.08%
AT&T, Inc.	838	$35
Electric: Utilities 0.64%
Great Plains Energy, Inc.	768	21
Electronic Equipment, Instruments & Components 1.62%
Plexus Corp. *	392	22
Sanmina Corp. *	414	16
SYNNEX Corp.	126	15
		53
Energy Equipment & Services 2.36%
Baker Hughes, Inc.	235	15
Halliburton Co.	640	36
Schlumberger Ltd.	312	26
		77
Equity Real Estate Investment Trusts 0.46%
Boston Properties, Inc.	118	15
Food & Staples Retailing 1.90%
Kroger Co. (The)	566	19
Walgreens Boots Alliance, Inc.	523	43
		62
Food Products 1.50%
Mondelez International, Inc. Class A	1,117	49
Health Care Equipment & Supplies 0.64%
Intuitive Surgical, Inc. *	31	21
Health Care Providers & Services 3.21%
Aetna, Inc.	120	14
AmerisourceBergen Corp.	190	17
Centene Corp. *	335	21
UnitedHealth Group, Inc.	326	53
		105
Hotels, Restaurants & Leisure 0.73%
Starbucks Corp.	429	24
Information Technology Services 3.99%
First Data Corp. Class A *	1,861	28
Global Payments, Inc.	387	30
PayPal Holdings, Inc. *	745	30
Visa, Inc. Class A	510	42
		130
Internet & Direct Marketing Retail 0.31%
Amazon.com, Inc. *	12	10

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Internet Software & Services 1.84%
Alphabet, Inc. Class A *	73	$60
Life Sciences Tools & Services 0.95%
Agilent Technologies, Inc.	630	31
Machinery 1.90%
Dover Corp.	287	22
Parker-Hannifin Corp.	269	40
		62
Multi-Utilities 1.01%
Sempra Energy	318	33
Oil, Gas & Consumable Fuels 1.13%
Chevron Corp.	194	22
Hess Corp.	280	15
		37
Pharmaceuticals 1.65%
Merck & Co., Inc.	864	54
Semiconductors & Semiconductor Equipment 3.61%
Applied Materials, Inc.	710	24
Intel Corp.	1,650	61
Lam Research Corp.	285	33
		118
Software 0.40%
Microsoft Corp.	201	13
Specialty Retail 0.46%
O’Reilly Automotive, Inc. *	57	15
Technology Hardware, Storage & Peripherals 1.38%
Apple, Inc.	261	32
Hewlett Packard Enterprise Co.	592	13
		45
Textiles, Apparel & Luxury Goods 0.86%
PVH Corp.	299	28
Tobacco 1.51%
Altria Group, Inc.	692	49
Trading Companies & Distributors 0.61%
United Rentals, Inc. *	156	20
Total United States		1,820
Total Investments in Common Stock 99.47% (cost $3,219,864)		3,249
Foreign Cash, Cash and Other Assets in Excess of Liabilities(a) 0.53%		17
Net Assets 100.00%		$3,266

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign Cash, Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND January 31, 2017

Open Forward Foreign Currency Exchange Contracts at January 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Buy	Goldman Sachs	5/23/2017	49,000	$14,840	$15,138	$298
Canadian dollar	Buy	Goldman Sachs	5/23/2017	20,000	15,082	15,388	306
South African rand	Buy	Bank of America	5/23/2017	122,000	8,769	8,874	105
South Korean won	Buy	Goldman Sachs	6/1/2017	7,750,000	6,610	6,735	125
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$834

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Japanese yen	Sell	Goldman Sachs	5/23/2017	10,270,000	$89,722	$91,388	$(1,666)

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,249	$—	$—	$3,249
Total	$3,249	$—	$—	$3,249
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$1	$—	$1
Liabilities	—	(2)	—	(2)
Total	$—	$(1)	$—	$(1)

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2017

Investments	Shares	Fair Value (000)
Common Stocks 97.97%

Aerospace & Defense 1.00%

General Dynamics Corp.	117,389	$21,257

Air Freight & Logistics 1.45%

FedEx Corp.	163,806	30,977

Airlines 3.71%

Delta Air Lines, Inc.	833,762	39,387
United Continental Holdings, Inc.*	562,977	39,673
Total		79,060

Banks 10.24%

Citizens Financial Group, Inc.	1,324,499	47,907
Comerica, Inc.	398,470	26,909
Fifth Third Bancorp	981,706	25,622
First Republic Bank	311,638	29,397
KeyCorp	1,123,919	20,197
M&T Bank Corp.	148,605	24,159
SVB Financial Group*	255,648	44,030
Total		218,221

Biotechnology 5.08%

Celgene Corp.*	277,296	32,208
Exelixis, Inc.*	846,127	15,332
Incyte Corp.*	310,354	37,618
TESARO, Inc.*	142,109	23,141
Total		108,299

Capital Markets 6.58%

Charles Schwab Corp. (The)	1,008,569	41,593
E*TRADE Financial Corp.*	1,130,919	42,353
MarketAxess Holdings, Inc.	80,009	14,982
TD Ameritrade Holding Corp.	891,268	41,132
Total		140,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2017

Investments	Shares	Fair Value (000)
Construction Materials 2.08%

Eagle Materials, Inc.	213,621	$22,341
Martin Marietta Materials, Inc.	95,776	21,990
Total		44,331

Electrical Equipment 1.79%

Rockwell Automation, Inc.	257,138	38,054

Electronic Equipment, Instruments & Components 2.43%

Cognex Corp.	362,105	24,464
IPG Photonics Corp.*	58,590	6,737
Trimble, Inc.*	695,951	20,614
Total		51,815

Energy Equipment & Services 0.76%

Halliburton Co.	287,162	16,245

Health Care Equipment & Supplies 2.38%

DexCom, Inc.*	122,650	9,707
IDEXX Laboratories, Inc.*	146,937	17,975
ZELTIQ Aesthetics, Inc.*	520,071	23,060
Total		50,742

Health Care Providers & Services 2.53%

UnitedHealth Group, Inc.	332,076	53,830

Health Care Technology 0.58%

Veeva Systems, Inc. Class A*	290,694	12,305

Hotels, Restaurants & Leisure 3.34%

Dave & Buster’s Entertainment, Inc.*	387,502	21,103
Domino’s Pizza, Inc.	64,587	11,273
Marriott International, Inc. Class A	324,537	27,456
Royal Caribbean Cruises Ltd.	120,171	11,252
Total		71,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2017

Investments	Shares	Fair Value (000)
Household Durables 0.91%

iRobot Corp.*	320,390	$19,403

Information Technology Services 3.19%

Mastercard, Inc. Class A	247,362	26,302
PayPal Holdings, Inc.*	520,919	20,722
Visa, Inc. Class A	253,321	20,952
Total		67,976

Internet & Direct Marketing Retail 9.15%

Amazon.com, Inc.*	125,944	103,713
Expedia, Inc.	178,323	21,682
Netflix, Inc.*	302,048	42,501
Priceline Group, Inc. (The)*	17,120	26,966
Total		194,862

Internet Software & Services 9.95%

Akamai Technologies, Inc.*	193,852	13,296
Alphabet, Inc. Class A*	134,999	110,725
Facebook, Inc. Class A*	432,354	56,345
Shopify, Inc. Class A (Canada)*(a)	410,259	20,849
Wix.com Ltd. (Israel)*(a)	205,762	10,813
Total		212,028

Leisure Products 0.52%

Brunswick Corp.	185,417	11,099

Machinery 1.48%

Nordson Corp.	277,226	31,473

Media 2.14%

Comcast Corp. Class A	603,691	45,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2017

Investments	Shares	Fair Value (000)
Metals & Mining 3.53%

Freeport-McMoRan, Inc.*	1,970,007	$32,801
United States Steel Corp.	1,293,516	42,311
Total		75,112

Oil, Gas & Consumable Fuels 1.47%

Diamondback Energy, Inc.*	154,516	16,250
Parsley Energy, Inc. Class A*	428,387	15,088
Total		31,338

Pharmaceuticals 0.75%

Zoetis, Inc.	292,650	16,078

Professional Services 1.20%

WageWorks, Inc.*	353,719	25,521

Road & Rail 0.75%

Old Dominion Freight Line, Inc.*	181,407	16,015

Semiconductors & Semiconductor Equipment 5.45%

Analog Devices, Inc.	213,149	15,973
Applied Materials, Inc.	936,714	32,082
Broadcom Ltd. (Singapore)(a)	154,950	30,913
Lam Research Corp.	158,207	18,172
NVIDIA Corp.	172,567	18,841
Total		115,981

Software 6.64%

Adobe Systems, Inc.*	192,295	21,802
Microsoft Corp.	1,850,003	119,603
Total		141,405

Specialty Retail 0.52%

Ulta Salon, Cosmetics & Fragrance, Inc.*	40,335	10,982

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2017

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 2.64%

Apple, Inc.	463,512	$56,247

Trading Companies & Distributors 3.73%

Beacon Roofing Supply, Inc.*	346,463	15,165
Fastenal Co.	425,833	21,155
United Rentals, Inc.*	341,161	43,160
Total		79,480

Total Investments in Common Stock 97.97% (cost $1,914,885,816)		2,086,810

Other Assets in Excess of Liabilities 2.03%		43,277

Net Assets 100.00%		$2,130,087

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,086,810	$—	$—	$2,086,810
Total	$2,086,810	$—	$—	$2,086,810

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 99.47%

Australia 1.72%

Construction Materials 0.46%
CSR Ltd.	717,488	$2,400
Metals & Mining 1.26%
BlueScope Steel Ltd.	277,477	2,359
South32 Ltd.	2,025,857	4,225
		6,584
Total Australia		8,984

Austria 1.08%

Banks
Erste Group Bank AG *	185,237	5,627

Belgium 2.57%

Beverages 2.02%
Anheuser-Busch InBev SA	101,632	10,549
Chemicals 0.55%
Solvay SA	24,498	2,865
Total Belgium		13,414

Brazil 0.81%

Food Products
JBS SA	764,815	2,888
Minerva SA *	353,000	1,346
		4,234
Total Brazil		4,234

Canada 1.49%

Banks 0.23%
Bank of Nova Scotia (The)	20,200	1,207
Electric: Utilities 1.26%
Emera, Inc.	93,100	3,251
Fortis, Inc.	102,800	3,306
		6,557
Total Canada		7,764

Denmark 1.01%

Banks
Danske Bank A/S	158,165	5,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Finland 1.13%

Paper & Forest Products
Stora Enso OYJ R Shares	133,627	$1,517
UPM-Kymmene OYJ	193,899	4,396
Total Finland		5,913

France 14.67%

Aerospace & Defense 0.92%
Thales SA	16,963	1,589
Zodiac Aerospace	106,434	3,229
		4,818
Auto Components 1.28%
Valeo SA	109,437	6,677

Banks 2.91%
BNP Paribas SA	109,678	7,007
Societe Generale SA	167,896	8,202
		15,209
Construction & Engineering 1.31%
Vinci SA	97,499	6,831
Diversified Telecommunication Services 1.32%
Orange SA	445,593	6,891
Food Products 0.61%
Danone SA	50,601	3,168
Information Technology Services 0.50%
Atos SE	24,752	2,632
Insurance 2.02%
AXA SA	430,189	10,551
Machinery 0.51%
Alstom SA *	93,603	2,652
Media 0.45%
Publicis Groupe SA	34,043	2,336
Oil, Gas & Consumable Fuels 0.64%
Total SA	66,157	3,332
Pharmaceuticals 1.30%
Sanofi	84,036	6,757
Textiles, Apparel & Luxury Goods 0.90%
LVMH Moet Hennessy Louis Vuitton SE	23,206	4,674
Total France		76,528

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Germany 8.42%

Automobiles 0.79%
Bayerische Motoren Werke AG	45,318	$4,118
Health Care Providers & Services 1.05%
Fresenius Medical Care AG & Co. KGaA	67,158	5,458
Hotels, Restaurants & Leisure 1.10%
TUI AG	392,227	5,733
Industrial Conglomerates 2.39%
Siemens AG Registered Shares	99,558	12,494
Insurance 1.46%
Allianz SE Registered Shares	31,032	5,252
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	12,700	2,383
		7,635
Life Sciences Tools & Services 0.67%
MorphoSys AG *	67,462	3,492
Software 0.96%
SAP SE	54,947	5,020
Total Germany		43,950

Hong Kong 0.25%

Equity Real Estate Investment Trusts
Link REIT	193,000	1,319

India 0.61%

Banks
ICICI Bank Ltd. ADR	409,223	3,171

Ireland 0.87%

Banks
Bank of Ireland *	16,722,057	4,513

Italy 1.58%

Banks 0.87%
UniCredit SpA	168,229	4,569
Electric: Utilities 0.71%
Enel SpA	884,051	3,688
Total Italy		8,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Japan 27.39%

Airlines 1.25%
Japan Airlines Co., Ltd.	204,600	$6,527
Auto Components 0.44%
Unipres Corp.	109,200	2,302
Automobiles 2.22%
Fuji Heavy Industries Ltd.	129,400	5,203
Honda Motor Co., Ltd.	213,500	6,404
		11,607
Banks 4.16%
Mitsubishi UFJ Financial Group, Inc.	1,559,400	10,094
Sumitomo Mitsui Financial Group, Inc.	218,000	8,594
Sumitomo Mitsui Trust Holdings, Inc.	81,000	3,036
		21,724
Chemicals 3.72%
Asahi Kasei Corp.	521,486	4,872
Mitsubishi Chemical Holdings Corp.	1,145,500	8,012
Mitsubishi Gas Chemical Co., Inc.	210,300	4,040
Teijin Ltd.	117,200	2,477
		19,401
Construction & Engineering 1.65%
Obayashi Corp.	242,800	2,314
Shimizu Corp.	415,000	3,819
Taisei Corp.	350,000	2,486
		8,619
Diversified Financial Services 1.13%
ORIX Corp.	390,300	5,901
Electronic Equipment, Instruments & Components 1.41%
Hitachi Ltd.	1,285,000	7,370
Household Durables 0.49%
Sony Corp.	84,400	2,559
Information Technology Services 0.90%
Fujitsu Ltd.	801,000	4,672
Insurance 1.55%
T&D Holdings, Inc.	267,300	3,985
Tokio Marine Holdings, Inc.	97,600	4,090
		8,075
Machinery 0.56%
FANUC Corp.	15,000	2,945

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Marine 1.05%
Mitsui OSK Lines Ltd.	722,000	$2,302
Nippon Yusen KK	1,493,000	3,173
		5,475
Metals & Mining 0.76%
JFE Holdings, Inc.	168,800	2,963
Nippon Steel & Sumitomo Metal Corp.	41,000	994
		3,957
Real Estate Management & Development 0.67%
Daito Trust Construction Co., Ltd.	24,800	3,468
Software 0.60%
Nintendo Co., Ltd.	15,300	3,133
Technology Hardware, Storage & Peripherals 0.82%
NEC Corp.	1,857,000	4,293
Trading Companies & Distributors 1.02%
Mitsubishi Corp.	235,300	5,313
Wireless Telecommunication Services 2.99%
NTT DOCOMO, Inc.	172,900	4,144
SoftBank Group Corp.	148,400	11,436
		15,580
Total Japan		142,921

Netherlands 6.63%

Banks 1.55%
ING Groep NV	564,913	8,080
Industrial Conglomerates 0.70%
Koninklijke Philips NV	123,481	3,617
Insurance 1.14%
NN Group NV	168,808	5,964
Oil, Gas & Consumable Fuels 3.24%
Royal Dutch Shell plc B Shares	600,935	16,908
Total Netherlands		34,569

New Zealand 0.37%

Construction Materials
Fletcher Building Ltd.	253,118	1,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Portugal 0.74%

Electric: Utilities 0.34%
EDP - Energias de Portugal SA	607,065	$1,761
Oil, Gas & Consumable Fuels 0.40%
Galp Energia SGPS SA	143,963	2,117
Total Portugal		3,878

Singapore 1.67%

Equity Real Estate Investment Trusts 0.53%
Ascendas Real Estate Investment Trust	1,574,200	2,748
Food Products 1.14%
Wilmar International Ltd.	2,155,700	5,934
Total Singapore		8,682

South Korea 1.72%

Biotechnology 0.49%
Celltrion, Inc. *	29,745	2,564
Technology Hardware, Storage & Peripherals 1.23%
Samsung Electronics Co., Ltd.	3,786	6,428
Total South Korea		8,992

Spain 2.03%

Construction & Engineering 0.76%
Sacyr SA *	1,524,034	3,948
Oil, Gas & Consumable Fuels 1.27%
Repsol SA	449,012	6,621
Total Spain		10,569

Sweden 1.53%

Machinery 0.71%
Volvo AB B Shares	287,293	3,672
Real Estate Management & Development 0.82%
Castellum AB	310,741	4,281
Total Sweden		7,953

Switzerland 7.96%

Capital Markets 0.54%
Credit Suisse Group AG Registered Shares *	184,852	2,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Switzerland (continued)

Food Products 2.35%
Nestle SA Registered Shares	168,210	$12,290
Insurance 0.78%
Swiss Life Holding AG Registered Shares *	13,516	4,086
Pharmaceuticals 4.29%
Novartis AG Registered Shares	101,204	7,410
Roche Holding AG	63,541	14,961
		22,371
Total Switzerland		41,547

Taiwan 0.61%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	534,000	3,182

United Kingdom 10.32%

Aerospace & Defense 0.87%
BAE Systems plc	620,588	4,544
Air Freight & Logistics 0.21%
Royal Mail plc	214,589	1,111
Auto Components 1.67%
GKN plc	2,018,659	8,720
Banks 1.01%
HSBC Holdings plc	301,751	2,568
Royal Bank of Scotland Group plc *	959,409	2,677
		5,245
Hotels, Restaurants & Leisure 0.74%
Compass Group plc	152,368	2,707
Merlin Entertainments plc †	188,813	1,133
		3,840
Insurance 1.16%
Direct Line Insurance Group plc	1,351,272	6,035
Metals & Mining 0.56%
Anglo American plc *	170,998	2,921
Pharmaceuticals 0.30%
GlaxoSmithKline plc	82,187	1,580
Tobacco 2.87%
British American Tobacco plc	243,219	14,991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Wireless Telecommunication Services 0.93%
Vodafone Group plc	1,990,090	$4,865
Total United Kingdom		53,852

United States 2.29%

Biotechnology
Shire plc	216,861	11,947
Total Common Stocks (cost $493,180,888)		518,981

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.04%

Repurchase Agreement

Repurchase Agreement dated 1/31/2017, 0.03% due 2/1/2017 with Fixed Income Clearing Corp. collateralized by $5,465,000 of U.S. Treasury Note at 3.25% due 3/31/2017; value: $5,549,768; proceeds: $5,436,527 (cost $5,436,523)	$5,437	5,437

Total Investments in Securities 100.51% (cost $498,617,411)		524,418

Liabilities in Excess of Foreign Cash and Other Assets(a) (0.51)%		(2,641)

Net Assets 100.00%		$521,777

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2017

Open Forward Foreign Currency Exchange Contracts at January 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	J.P. Morgan	2/21/2017	3,400,000	$2,490,224	$2,577,380	$87,156
Australian dollar	Buy	J.P. Morgan	2/21/2017	2,170,000	1,600,574	1,644,975	44,401
Australian dollar	Buy	J.P. Morgan	2/21/2017	1,050,000	781,642	795,956	14,314
Australian dollar	Buy	State Street Bank and Trust	2/21/2017	3,180,000	2,356,113	2,410,609	54,496
Australian dollar	Buy	State Street Bank and Trust	2/21/2017	1,680,000	1,232,169	1,273,529	41,360
Australian dollar	Buy	State Street Bank and Trust	2/21/2017	1,850,000	1,358,943	1,402,398	43,455
Australian dollar	Buy	State Street Bank and Trust	2/21/2017	1,390,000	1,037,520	1,053,694	16,174
British pound	Buy	Goldman Sachs	2/6/2017	4,070,000	4,980,482	5,120,359	139,877
British pound	Buy	State Street Bank and Trust	2/6/2017	2,000,000	2,447,135	2,516,147	69,012
British pound	Buy	State Street Bank and Trust	2/6/2017	4,120,000	5,115,893	5,183,263	67,370
British pound	Buy	State Street Bank and Trust	6/6/2017	2,200,000	2,724,295	2,775,891	51,596
euro	Buy	State Street Bank and Trust	2/17/2017	980,000	1,048,534	1,058,476	9,942
Japanese yen	Buy	Morgan Stanley	2/21/2017	600,000,000	5,280,004	5,316,582	36,578
Japanese yen	Buy	State Street Bank and Trust	2/21/2017	345,000,000	2,940,068	3,057,034	116,966
Swedish krona	Buy	Goldman Sachs	4/18/2017	76,700,000	8,414,073	8,802,943	388,870
Swiss franc	Buy	Goldman Sachs	4/19/2017	1,815,000	1,778,358	1,842,439	64,081
Swiss franc	Buy	State Street Bank and Trust	2/21/2017	4,150,000	4,105,293	4,197,728	92,435
Australian dollar	Sell	Goldman Sachs	2/21/2017	5,650,000	4,300,893	4,283,000	17,893
Danish krone	Sell	Morgan Stanley	2/17/2017	13,166,674	1,972,362	1,912,478	59,884
euro	Sell	Bank of America	2/17/2017	6,500,000	7,206,732	7,020,502	186,230
euro	Sell	J.P. Morgan	2/17/2017	5,040,000	5,512,999	5,443,589	69,410
euro	Sell	State Street Bank and Trust	2/17/2017	680,000	745,320	734,453	10,867
Japanese yen	Sell	Morgan Stanley	2/21/2017	130,260,000	1,252,517	1,154,230	98,287
Japanese yen	Sell	Standard Chartered Bank	2/21/2017	556,280,000	5,355,507	4,929,180	426,327
Japanese yen	Sell	Standard Chartered Bank	2/21/2017	228,000,000	2,063,274	2,020,301	42,973
Japanese yen	Sell	State Street Bank and Trust	2/21/2017	433,500,000	4,080,415	3,841,231	239,184
Japanese yen	Sell	State Street Bank and Trust	2/21/2017	2,665,000,000	25,078,225	23,614,483	1,463,742
Japanese yen	Sell	State Street Bank and Trust	2/21/2017	290,087,000	2,669,517	2,570,452	99,065
South Korean won	Sell	J.P. Morgan	2/27/2017	4,940,000,000	4,378,113	4,290,163	87,950
Swiss franc	Sell	State Street Bank and Trust	2/21/2017	1,040,000	1,072,529	1,051,961	20,568
Swiss franc	Sell	State Street Bank and Trust	2/21/2017	5,720,000	5,848,655	5,785,784	62,871
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,223,334

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	State Street Bank and Trust	2/21/2017	31,650,000	$24,213,358	$23,992,379	$(220,979)
British pound	Buy	Bank of America	2/6/2017	2,350,000	2,999,784	2,956,472	(43,312)
British pound	Buy	Standard Chartered Bank	2/6/2017	1,480,000	1,864,108	1,861,949	(2,159)
Danish krone	Buy	Morgan Stanley	2/17/2017	13,166,674	1,962,222	1,912,478	(49,744)
euro	Buy	Bank of America	2/17/2017	4,580,000	5,111,798	4,946,754	(165,044)
euro	Buy	Morgan Stanley	2/17/2017	5,040,000	5,529,759	5,443,589	(86,170)
euro	Buy	State Street Bank and Trust	2/17/2017	2,600,000	2,858,222	2,808,201	(50,021)
Japanese yen	Buy	State Street Bank and Trust	2/21/2017	1,525,000,000	14,867,115	13,512,978	(1,354,137)
Japanese yen	Buy	State Street Bank and Trust	2/21/2017	2,550,127,000	24,219,621	22,596,597	(1,623,024)
Swiss franc	Buy	Goldman Sachs	2/21/2017	7,765,000	7,892,077	7,854,303	(37,774)
British pound	Sell	Barclays Bank plc	2/6/2017	1,130,000	1,405,993	1,421,623	(15,630)
British pound	Sell	State Street Bank and Trust	2/6/2017	870,000	1,079,510	1,094,525	(15,015)
British pound	Sell	State Street Bank and Trust	2/6/2017	2,350,000	2,932,611	2,956,473	(23,862)
British pound	Sell	State Street Bank and Trust	2/6/2017	4,070,000	4,966,121	5,120,359	(154,238)
Canadian dollar	Sell	State Street Bank and Trust	4/17/2017	8,500,000	6,497,900	6,537,305	(39,405)
euro	Sell	Citibank	2/17/2017	2,500,000	2,619,518	2,700,193	(80,675)
euro	Sell	J.P. Morgan	2/17/2017	970,000	1,032,457	1,047,675	(15,218)
euro	Sell	J.P. Morgan	2/17/2017	1,750,000	1,888,334	1,890,135	(1,801)
euro	Sell	J.P. Morgan	2/17/2017	3,560,000	3,723,309	3,845,075	(121,766)
euro	Sell	Morgan Stanley	2/17/2017	9,500,000	10,056,402	10,260,734	(204,332)
euro	Sell	Morgan Stanley	6/19/2017	8,500,000	9,183,164	9,235,705	(52,541)
euro	Sell	State Street Bank and Trust	2/17/2017	3,600,000	3,818,694	3,888,278	(69,584)
Japanese yen	Sell	State Street Bank and Trust	2/21/2017	315,000,000	2,777,256	2,791,205	(13,949)
Japanese yen	Sell	State Street Bank and Trust	2/21/2017	608,000,000	5,346,883	5,387,469	(40,586)
Japanese yen	Sell	State Street Bank and Trust	2/21/2017	305,000,000	2,665,248	2,702,596	(37,348)
Swedish krona	Sell	Goldman Sachs	4/18/2017	9,370,000	1,040,810	1,075,405	(34,595)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(4,552,909)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$518,981	$—	$—	$518,981
Repurchase Agreement	—	5,437	—	5,437
Total	$518,981	$5,437	$—	$524,418
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$4,223	$—	$4,223
Liabilities	—	(4,553)	—	(4,553)
Total	$—	$(330)	$—	$(330)

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 97.53%

COMMON STOCKS 95.87%

Australia 6.63%

Banks 1.74%
National Australia Bank Ltd.	977,815	$22,492
Capital Markets 1.28%
Macquarie Group Ltd.	256,471	16,455
Equity Real Estate Investment Trusts 0.90%
Mirvac Group	7,582,929	11,674
Hotels, Restaurants & Leisure 1.07%
Crown Resorts Ltd.	1,595,222	13,792
Metals & Mining 1.64%
BHP Billiton Ltd.	1,045,614	21,126
Total Australia		85,539

Belgium 1.95%

Air Freight & Logistics 1.22%
bpost SA	654,374	15,802
Beverages 0.73%
Anheuser-Busch InBev SA	90,127	9,355
Total Belgium		25,157

Brazil 2.13%

Household Durables 1.01%
MRV Engenharia e Participacoes SA	3,227,700	13,070
Independent Power & Renewable Electricity Producers 1.12%
AES Tiete Energia SA Unit	3,123,318	14,412
Total Brazil		27,482

Canada 8.68%

Banks 1.85%
Royal Bank of Canada	331,800	23,856
Insurance 1.64%
Manulife Financial Corp.	1,103,700	21,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Canada (continued)

Oil, Gas & Consumable Fuels 5.19%
ARC Resources Ltd.	472,600	$7,355
Crescent Point Energy Corp.	107,452	1,253
Pembina Pipeline Corp.	604,500	18,754
TransCanada Corp.	473,300	22,329
Whitecap Resources, Inc.	2,186,500	17,408
		67,099
Total Canada		112,117

China 1.74%

Banks
Bank of China Ltd. H Shares	49,446,000	22,395

Denmark 0.93%

Diversified Telecommunication Services
TDC A/S *	2,285,162	12,025

France 7.74%

Banks 2.15%
BNP Paribas SA	434,786	27,776
Diversified Telecommunication Services 1.45%
Orange SA	1,211,871	18,740
Insurance 1.73%
AXA SA	909,738	22,313
Media 0.94%
Vivendi SA	665,583	12,171
Pharmaceuticals 1.47%
Sanofi	235,290	18,920
Total France		99,920

Germany 6.99%

Chemicals 2.22%
BASF SE	297,834	28,653
Hotels, Restaurants & Leisure 0.94%
TUI AG	830,663	12,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Industrial Conglomerates 1.45%
Siemens AG Registered Shares	149,232	$18,727
Insurance 2.38%
Allianz SE Registered Shares	181,660	30,749
Total Germany		90,272

Hong Kong 4.89%

Commercial Services & Supplies 1.15%
China Everbright International Ltd.	12,243,000	14,848
Communications Equipment 1.14%
VTech Holdings Ltd.	1,185,600	14,717
Construction & Engineering 1.29%
China State Construction International Holdings Ltd.	10,212,000	16,594
Equity Real Estate Investment Trusts 0.88%
Link REIT	1,670,000	11,412
Real Estate Management & Development 0.43%
Hysan Development Co., Ltd.	1,230,000	5,606
Total Hong Kong		63,177

India 1.27%

Thrifts & Mortgage Finance
Indiabulls Housing Finance Ltd.	1,483,741	16,416

Indonesia 1.00%

Banks
PT Bank Negara Indonesia (Persero) Tbk	30,294,700	12,932

Japan 4.39%

Automobiles 1.45%
Nissan Motor Co., Ltd.	1,894,200	18,773
Banks 1.73%
Sumitomo Mitsui Financial Group, Inc.	568,000	22,391
Real Estate Management & Development 1.21%
Nomura Real Estate Holdings, Inc.	903,000	15,555
Total Japan		56,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Macau 1.39%

Hotels, Restaurants & Leisure
Sands China Ltd.	4,072,800	$17,920

Netherlands 3.59%

Insurance 1.80%
NN Group NV	659,485	23,301
Oil, Gas & Consumable Fuels 1.79%
Royal Dutch Shell plc Class A ADR	424,394	23,083
Total Netherlands		46,384

New Zealand 3.47%

Airlines 0.74%
Air New Zealand Ltd.	6,223,231	9,589
Construction Materials 1.02%
Fletcher Building Ltd.	1,702,581	13,116
Diversified Telecommunication Services 1.71%
Spark New Zealand Ltd.	8,581,724	22,100
Total New Zealand		44,805

Portugal 1.44%

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	1,267,113	18,630

Russia 1.74%

Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	399,763	22,431

Singapore 1.67%

Banks
DBS Group Holdings Ltd.	1,597,900	21,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
South Africa 1.86%

Banks 1.17%
Barclays Africa Group Ltd.	1,282,668	$15,117
Capital Markets 0.69%
Coronation Fund Managers Ltd.	1,785,543	8,840
Total South Africa		23,957

South Korea 2.83%

Technology Hardware, Storage & Peripherals 1.53%
Samsung Electronics Co., Ltd.	11,628	19,742
Wireless Telecommunication Services 1.30%
SK Telecom Co., Ltd.	87,419	16,775
Total South Korea		36,517

Spain 3.38%

Banks 0.74%
Banco Bilbao Vizcaya Argentaria SA	1,424,433	9,649
Capital Markets 1.25%
Bolsas y Mercados Espanoles, SHMFS, SA	511,766	16,129
Oil, Gas & Consumable Fuels 1.39%
Enagas SA	731,067	17,914
Total Spain		43,692

Sweden 0.49%

Machinery
Volvo AB B Shares	492,672	6,297

Switzerland 3.05%

Food Products 1.58%
Nestle SA Registered Shares	279,939	20,453
Pharmaceuticals 1.47%
Roche Holding AG	80,560	18,969
Total Switzerland		39,422

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Taiwan 1.55%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	3,351,000	$19,968

Turkey 0.60%

Automobiles
Tofas Turk Otomobil Fabrikasi AS	1,119,378	7,725

United Kingdom 20.47%

Aerospace & Defense 1.47%
BAE Systems plc	2,587,887	18,947
Banks 2.17%
HSBC Holdings plc	3,294,536	28,034
Beverages 0.75%
Coca-Cola European Partners plc	279,969	9,656
Capital Markets 1.42%
Aberdeen Asset Management plc	1,951,901	6,436
Jupiter Fund Management plc	2,341,380	11,826
		18,262
Electric: Utilities 1.20%
SSE plc	828,731	15,524
Household Durables 0.86%
Berkeley Group Holdings plc	315,971	11,130
Insurance 1.61%
Lancashire Holdings Ltd.	1,222,029	10,407
Prudential plc	538,683	10,382
		20,789
Metals & Mining 2.55%
Rio Tinto plc ADR	734,902	32,916
Multi-Utilities 1.48%
National Grid plc	1,637,328	19,108
Pharmaceuticals 2.35%
AstraZeneca plc	213,744	11,277
GlaxoSmithKline plc	991,678	19,063
		30,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Tobacco 3.89%
British American Tobacco plc	561,597	$34,614
Imperial Brands plc	338,404	15,639
		50,253
Wireless Telecommunication Services 0.72%
Vodafone Group plc	3,809,106	9,313
Total United Kingdom		264,272
Total Common Stocks (cost $1,225,323,968)		1,237,679

Principal Amount (000)
CORPORATE BOND 1.66%

Spain

Banks
Banco Popular Espanol SA (a) (cost $26,940,410)	$19,000	21,480

SHORT-TERM INVESTMENT 1.54%

Repurchase Agreement

Repurchase Agreement dated 1/31/2017, 0.03% due 2/1/2017 with Fixed Income Clearing Corp. collateralized by $20,025,000 of U.S. Treasury Note at 3.25% due 3/31/2017; value: $20,335,608; proceeds: $19,934,292 (cost $19,934,276)	19,934	19,934

Total Investments in Long-Term Securities 99.07% (cost $1,272,198,654)		1,279,093

Foreign Cash and Other Assets in Excess of Liabilities(b) 0.93%		11,969

Net Assets 100.00%		$1,291,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2017

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	The security has an interest rate of 11.50%, is perpetual in nature and has no stated maturity.
(b)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at January 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	J.P. Morgan	2/21/2017	6,500,000	$4,922,862	$4,927,345	$4,483
Brazilian real	Buy	Morgan Stanley	4/20/2017	11,500,000	3,286,465	3,579,603	293,138
British pound	Buy	Bank of America	2/6/2017	2,530,000	3,094,582	3,182,926	88,344
British pound	Buy	Barclays Bank plc	2/6/2017	1,960,000	2,401,606	2,465,824	64,218
British pound	Buy	Barclays Bank plc	2/6/2017	3,550,000	4,458,764	4,466,161	7,397
British pound	Buy	Barclays Bank plc	6/6/2017	4,000,000	4,940,278	5,047,076	106,798
British pound	Buy	Goldman Sachs	2/6/2017	1,370,000	1,676,477	1,723,561	47,084
British pound	Buy	Goldman Sachs	2/6/2017	79,200,000	98,730,324	99,639,428	909,104
British pound	Buy	J.P. Morgan	2/6/2017	5,000,000	6,190,956	6,290,368	99,412
British pound	Buy	J.P. Morgan	2/6/2017	6,430,000	7,905,854	8,089,413	183,559
British pound	Buy	J.P. Morgan	2/6/2017	2,210,000	2,742,932	2,780,343	37,411
British pound	Buy	Morgan Stanley	2/6/2017	2,750,000	3,372,251	3,459,702	87,451
British pound	Buy	State Street Bank and Trust	2/6/2017	1,380,000	1,722,129	1,736,142	14,013
British pound	Buy	State Street Bank and Trust	2/6/2017	1,360,000	1,677,128	1,710,980	33,852
British pound	Buy	State Street Bank and Trust	2/6/2017	3,760,000	4,600,614	4,730,357	129,743
British pound	Buy	State Street Bank and Trust	2/6/2017	1,150,000	1,433,843	1,446,785	12,942
British pound	Buy	State Street Bank and Trust	2/6/2017	2,730,000	3,408,409	3,434,541	26,132
Canadian dollar	Buy	Goldman Sachs	2/21/2017	4,520,000	3,373,457	3,474,233	100,776
Canadian dollar	Buy	Goldman Sachs	2/21/2017	7,600,000	5,816,342	5,841,630	25,288
Canadian dollar	Buy	Standard Chartered Bank	2/21/2017	78,230,000	59,829,498	60,130,361	300,863
Canadian dollar	Buy	State Street Bank and Trust	2/21/2017	2,200,000	1,689,074	1,690,998	1,924
euro	Buy	Citibank	2/17/2017	2,100,000	2,222,804	2,268,162	45,358
euro	Buy	Goldman Sachs	2/17/2017	15,700,000	16,426,841	16,957,212	530,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Buy	J.P. Morgan	2/17/2017	2,785,000	$2,998,811	$3,008,015	$9,204
euro	Buy	J.P. Morgan	2/17/2017	3,100,000	3,317,039	3,348,239	31,200
euro	Buy	J.P. Morgan	2/17/2017	2,640,000	2,758,287	2,851,404	93,117
euro	Buy	Morgan Stanley	2/17/2017	2,500,000	2,608,153	2,700,193	92,040
euro	Buy	State Street Bank and Trust	2/17/2017	6,180,000	6,555,425	6,674,877	119,452
euro	Buy	State Street Bank and Trust	2/17/2017	4,100,000	4,335,487	4,428,317	92,830
euro	Buy	State Street Bank and Trust	2/17/2017	3,700,000	3,943,083	3,996,286	53,203
Israeli new shekel	Buy	Goldman Sachs	2/21/2017	29,720,000	7,695,272	7,887,662	192,390
Japanese yen	Buy	State Street Bank and Trust	2/21/2017	464,400,000	3,941,333	4,115,034	173,701
South African rand	Buy	Morgan Stanley	3/27/2017	24,100,000	1,741,473	1,771,547	30,074
South African rand	Buy	Morgan Stanley	3/27/2017	104,000,000	7,198,655	7,644,850	446,195
Swedish krona	Buy	UBS AG	4/18/2017	38,000,000	4,166,140	4,361,302	195,162
Swiss franc	Buy	J.P. Morgan	2/21/2017	3,300,000	3,288,580	3,337,953	49,373
Swiss franc	Buy	J.P. Morgan	2/21/2017	10,040,000	9,788,070	10,155,468	367,398
Swiss franc	Buy	State Street Bank and Trust	2/21/2017	1,060,000	1,048,581	1,072,191	23,610
Taiwan dollar	Buy	State Street Bank and Trust	5/17/2017	803,000,000	25,483,569	25,872,926	389,357
Taiwan dollar	Buy	UBS AG	4/6/2017	126,000,000	3,950,772	4,054,445	103,673
British pound	Sell	Goldman Sachs	2/6/2017	7,430,000	9,469,049	9,347,487	121,562
British pound	Sell	J.P. Morgan	2/6/2017	2,300,000	2,916,639	2,893,569	23,070
British pound	Sell	J.P. Morgan	2/6/2017	2,240,000	2,823,916	2,818,085	5,831
British pound	Sell	Standard Chartered Bank	2/6/2017	34,850,000	44,608,418	43,843,864	764,554
British pound	Sell	UBS AG	2/6/2017	2,640,000	3,326,429	3,321,314	5,115
euro	Sell	Bank of America	2/17/2017	14,950,000	16,575,484	16,147,154	428,330
euro	Sell	Citibank	2/17/2017	12,120,000	13,455,612	13,090,536	365,076
euro	Sell	J.P. Morgan	2/17/2017	5,070,000	5,589,422	5,475,991	113,431
euro	Sell	Morgan Stanley	2/17/2017	3,635,000	4,108,527	3,926,081	182,446
euro	Sell	Morgan Stanley	2/17/2017	2,460,000	2,686,545	2,656,990	29,555
euro	Sell	Morgan Stanley	2/21/2017	15,090,000	16,558,619	16,300,837	257,782
euro	Sell	Standard Chartered Bank	2/17/2017	10,450,000	11,782,772	11,286,807	495,965
euro	Sell	State Street Bank and Trust	2/17/2017	3,870,000	4,254,353	4,179,899	74,454
euro	Sell	State Street Bank and Trust	2/17/2017	5,440,000	5,945,953	5,875,620	70,333
euro	Sell	State Street Bank and Trust	2/17/2017	5,160,000	5,642,078	5,573,198	68,880
euro	Sell	State Street Bank and Trust	2/17/2017	11,570,000	12,681,407	12,496,493	184,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Japanese yen	Sell	Goldman Sachs	2/21/2017	4,675,000,000	$45,159,309	$41,425,031	$3,734,278
South Korean won	Sell	Bank of America	2/27/2017	6,400,000,000	5,751,362	5,558,106	193,256
South Korean won	Sell	J.P. Morgan	2/27/2017	19,500,000,000	17,282,025	16,934,854	347,171
South Korean won	Sell	Morgan Stanley	2/27/2017	3,000,000,000	2,621,205	2,605,362	15,843
Swiss franc	Sell	Barclays Bank plc	2/21/2017	19,300,000	19,610,649	19,521,965	88,684
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$13,182,170

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	State Street Bank and Trust	2/21/2017	143,150,000	$109,514,760	$108,515,293	$(999,467)
British pound	Buy	Bank of America	2/6/2017	3,540,000	4,518,824	4,453,580	(65,244)
British pound	Buy	Bank of America	6/6/2017	3,100,000	3,919,941	3,911,484	(8,457)
British pound	Buy	J.P. Morgan	2/6/2017	1,255,000	1,583,807	1,578,882	(4,925)
British pound	Buy	J.P. Morgan	2/6/2017	1,055,000	1,339,796	1,327,268	(12,528)
British pound	Buy	State Street Bank and Trust	2/6/2017	840,000	1,060,994	1,056,782	(4,212)
euro	Buy	State Street Bank and Trust	2/17/2017	3,665,000	4,097,693	3,958,483	(139,210)
euro	Buy	State Street Bank and Trust	2/17/2017	4,025,000	4,415,533	4,347,311	(68,222)
euro	Buy	UBS AG	2/17/2017	3,160,000	3,418,753	3,413,044	(5,709)
Japanese yen	Buy	Standard Chartered Bank	2/21/2017	423,000,000	3,979,789	3,748,190	(231,599)
Japanese yen	Buy	State Street Bank and Trust	2/21/2017	300,000,000	2,849,225	2,658,291	(190,934)
Norwegian krone	Buy	Standard Chartered Bank	2/6/2017	104,400,000	13,085,011	12,657,923	(427,088)
Swiss franc	Buy	State Street Bank and Trust	2/21/2017	4,900,000	4,958,343	4,956,354	(1,989)
Australian dollar	Sell	Goldman Sachs	2/21/2017	6,200,000	4,605,701	4,699,929	(94,228)
Australian dollar	Sell	J.P. Morgan	2/21/2017	5,280,000	3,930,542	4,002,520	(71,978)
Australian dollar	Sell	State Street Bank and Trust	2/21/2017	2,600,000	1,956,113	1,970,938	(14,825)
Australian dollar	Sell	State Street Bank and Trust	2/21/2017	155,000,000	112,909,285	117,498,221	(4,588,936)
Brazilian real	Sell	State Street Bank and Trust	4/20/2017	11,500,000	3,554,869	3,579,603	(24,734)
British pound	Sell	Barclays Bank plc	2/6/2017	3,500,000	4,354,846	4,403,258	(48,412)
British pound	Sell	Barclays Bank plc	2/6/2017	5,840,000	7,105,549	7,347,150	(241,601)
British pound	Sell	J.P. Morgan	2/6/2017	3,450,000	4,229,316	4,340,354	(111,038)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	J.P. Morgan	2/6/2017	2,420,000	$3,015,595	$3,044,538	$(28,943)
British pound	Sell	State Street Bank and Trust	2/6/2017	25,300,000	31,307,485	31,829,262	(521,777)
British pound	Sell	State Street Bank and Trust	2/6/2017	730,000	908,094	918,394	(10,300)
British pound	Sell	State Street Bank and Trust	2/6/2017	5,600,000	6,809,302	7,045,212	(235,910)
Canadian dollar	Sell	Citibank	2/21/2017	6,500,000	4,884,140	4,996,131	(111,991)
Canadian dollar	Sell	Goldman Sachs	2/21/2017	15,600,000	11,707,213	11,990,715	(283,502)
Canadian dollar	Sell	Goldman Sachs	2/21/2017	6,800,000	5,091,666	5,226,722	(135,056)
Canadian dollar	Sell	J.P. Morgan	2/21/2017	15,800,000	11,822,529	12,144,442	(321,913)
Israeli new shekel	Sell	Citibank	2/21/2017	29,720,000	7,792,783	7,887,662	(94,879)
New Zealand dollar	Sell	Goldman Sachs	3/31/2017	28,120,000	19,775,370	20,595,832	(820,462)
New Zealand dollar	Sell	Goldman Sachs	3/31/2017	13,300,000	9,249,198	9,741,272	(492,074)
Norwegian krone	Sell	Goldman Sachs	2/6/2017	104,400,000	12,012,650	12,657,923	(645,273)
South African rand	Sell	Goldman Sachs	3/27/2017	86,600,000	6,050,797	6,365,808	(315,011)
South African rand	Sell	Morgan Stanley	3/27/2017	41,500,000	2,900,231	3,050,589	(150,358)
Swedish krona	Sell	Goldman Sachs	4/18/2017	38,000,000	4,077,543	4,361,302	(283,759)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(11,806,544)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,237,679	$—	$—	$1,237,679
Corporate Bond	—	21,480	—	21,480
Repurchase Agreement	—	19,934	—	19,934
Total	$1,237,679	$41,414	$—	$1,279,093
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$13,182	$—	$13,182
Liabilities	—	(11,806)	—	(11,806)
Total	$—	$1,376	$—	$1,376

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 98.63%

Australia 2.22%

Beverages 0.46%
Treasury Wine Estates Ltd.	279,647	$2,467
Commercial Services & Supplies 0.48%
Spotless Group Holdings Ltd.	3,620,920	2,581
Electric: Utilities 0.80%
AusNet Services	3,586,689	4,298
Equity Real Estate Investment Trusts 0.25%
Charter Hall Group	387,384	1,381
Hotels, Restaurants & Leisure 0.23%
Mantra Group Ltd.	616,028	1,266
Total Australia		11,993

Austria 0.42%

Semiconductors & Semiconductor Equipment
ams AG	65,413	2,244

Brazil 0.54%

Household Durables
MRV Engenharia e Participacoes SA	722,400	2,925

Canada 7.36%

Electric: Utilities 1.33%
Emera, Inc.	205,200	7,166
Metals & Mining 1.01%
HudBay Minerals, Inc.	692,766	5,425
Oil, Gas & Consumable Fuels 4.21%
Africa Oil Corp. *	2,459,549	4,988
Canacol Energy Ltd. *	1,720,000	4,904
Vermilion Energy, Inc.	155,200	6,402
Whitecap Resources, Inc.	805,200	6,411
		22,705
Paper & Forest Products 0.81%
Interfor Corp. *	414,209	4,396
Total Canada		39,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Finland 2.95%

Leisure Products 0.75%
Amer Sports OYJ	151,897	$4,029
Metals & Mining 0.88%
Outotec OYJ *	835,160	4,747
Trading Companies & Distributors 1.32%
Cramo OYJ	286,804	7,136
Total Finland		15,912

France 5.21%

Health Care Providers & Services 0.75%
Korian SA	141,011	4,034
Hotels, Restaurants & Leisure 1.06%
Elior Group †	257,043	5,744
Information Technology Services 1.42%
Altran Technologies SA *	517,984	7,663
Life Sciences Tools & Services 0.21%
Genfit *	51,980	1,146
Real Estate Management & Development 0.71%
Nexity SA *	77,549	3,806
Specialty Retail 1.06%
Maisons du Monde SA *†	201,908	5,694
Total France		28,087

Germany 5.39%

Industrial Conglomerates 1.55%
Rheinmetall AG	109,419	8,367
Internet Software & Services 1.14%
XING AG	31,514	6,157
Life Sciences Tools & Services 2.00%
Gerresheimer AG	92,565	7,516
MorphoSys AG *	62,547	3,238
		10,754
Machinery 0.70%
Deutz AG	567,659	3,761
Total Germany		29,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong 3.88%

Communications Equipment 0.79%
VTech Holdings Ltd.	341,800	$4,243
Diversified Telecommunication Services 1.03%
HKBN Ltd.	4,554,706	5,545
Energy Equipment & Services 0.40%
Hilong Holding Ltd.	8,712,900	2,155
Household Durables 0.49%
Techtronic Industries Co., Ltd.	762,000	2,635
Paper & Forest Products 1.17%
Lee & Man Paper Manufacturing Ltd.	7,038,000	6,326
Total Hong Kong		20,904

India 3.73%

Consumer Finance 1.09%
Bharat Financial Inclusion Ltd. *	543,270	5,892
Information Technology Services 0.81%
Vakrangee Ltd.	964,165	4,343
Real Estate Management & Development 0.64%
Housing Development & Infrastructure Ltd. *	3,756,297	3,455
Thrifts & Mortgage Finance 1.19%
Dewan Housing Finance Corp., Ltd.	1,524,441	6,394
Total India		20,084

Indonesia 1.29%

Banks 1.11%
Bank Tabungan Negara Persero Tbk PT	41,822,204	5,967
Consumer Finance 0.18%
PT Clipan Finance Indonesia Tbk *	52,233,850	978
Total Indonesia		6,945

Ireland 4.48%

Beverages 0.66%
C&C Group plc	837,691	3,563
Equity Real Estate Investment Trusts 0.67%
Hibernia REIT plc	2,730,606	3,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Ireland (continued)

Health Care Providers & Services 1.47%
UDG Healthcare plc	981,671	$7,916
Household Durables 1.68%
Cairn Homes plc *	6,629,700	9,071
Total Ireland		24,137

Israel 1.00%

Chemicals
Frutarom Industries Ltd.	102,266	5,396

Italy 4.21%

Beverages 0.74%
Davide Campari-Milano SpA	398,298	3,990
Capital Markets 0.80%
Anima Holding SpA †	727,395	4,327
Electrical Equipment 0.65%
Prysmian SpA	135,323	3,515
Textiles, Apparel & Luxury Goods 2.02%
Brunello Cucinelli SpA	196,929	4,447
Moncler SpA	335,208	6,441
		10,888
Total Italy		22,720

Japan 24.00%

Banks 1.99%
Fukuoka Financial Group, Inc.	1,207,000	5,345
Shinsei Bank Ltd.	3,111,000	5,373
		10,718
Beverages 1.00%
Coca-Cola East Japan Co., Ltd.	247,500	5,390
Construction & Engineering 1.22%
SHO-BOND Holdings Co., Ltd.	155,000	6,582
Containers & Packaging 1.07%
Fuji Seal International, Inc.	270,200	5,743
Electronic Equipment, Instruments & Components 1.38%
Hitachi High-Technologies Corp.	64,600	2,772
Taiyo Yuden Co., Ltd.	383,600	4,692
		7,464

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Equity Real Estate Investment Trusts 1.23%
GLP J-Reit	3,408	$3,915
Hulic Reit, Inc.	1,559	2,706
		6,621
Food & Staples Retailing 1.03%
Sundrug Co., Ltd.	80,300	5,533
Food Products 0.67%
Nichirei Corp.	176,900	3,597
Hotels, Restaurants & Leisure 2.08%
HIS Co., Ltd.	125,700	3,351
Resorttrust, Inc.	111,600	2,058
St. Marc Holdings Co., Ltd.	192,500	5,805
		11,214
Information Technology Services 2.44%
NS Solutions Corp.	274,800	5,444
Obic Co., Ltd.	88,300	4,239
SCSK Corp.	92,900	3,493
		13,176
Insurance 0.65%
Anicom Holdings, Inc.	172,800	3,528
Machinery 3.84%
CKD Corp.	355,300	4,754
Nabtesco Corp.	87,500	2,284
Takeuchi Manufacturing Co., Ltd.	266,400	5,705
Tsubakimoto Chain Co.	995,000	7,984
		20,727
Professional Services 1.17%
en-japan, Inc.	347,800	6,287
Semiconductors & Semiconductor Equipment 1.53%
Sumco Corp.	526,400	8,257
Software 1.07%
NSD Co., Ltd.	100,000	1,559
Trend Micro, Inc.	108,400	4,210
		5,769
Specialty Retail 0.97%
United Arrows Ltd.	184,200	5,204
Wireless Telecommunication Services 0.66%
Okinawa Cellular Telephone Co.	112,600	3,545
Total Japan		129,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Luxembourg 0.64%

Machinery
Stabilus SA *	57,291	$3,463

Netherlands 4.17%

Air Freight & Logistics 1.08%
PostNL NV *	1,331,224	5,826
Hotels, Restaurants & Leisure 1.07%
Basic-Fit NV *†	331,814	5,772
Insurance 0.86%
ASR Nederland NV *	169,200	4,645
Machinery 1.16%
Aalberts Industries NV	177,953	6,234
Total Netherlands		22,477

Philippines 2.32%

Banks 0.79%
Rizal Commercial Banking Corp.	2,105,280	1,529
Security Bank Corp.	637,280	2,730
		4,259
Hotels, Restaurants & Leisure 0.88%
Bloomberry Resorts Corp. *	30,366,600	4,723
Real Estate Management & Development 0.65%
Filinvest Land, Inc.	108,287,000	3,525
Total Philippines		12,507

Portugal 0.77%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	1,503,013	4,134

South Korea 0.46%

Auto Components
Mando Corp.	11,631	2,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Spain 1.01%

Equity Real Estate Investment Trusts 0.51%
Hispania Activos Inmobiliarios SOCIMI SA	226,230	$2,784
Food Products 0.50%
Ebro Foods SA	129,826	2,677
Total Spain		5,461

Sweden 2.60%

Commercial Services & Supplies 1.24%
Loomis AB Class B	228,809	6,689
Consumer Finance 0.82%
Hoist Finance AB †	456,293	4,395
Food & Staples Retailing 0.54%
Axfood AB	177,583	2,919
Total Sweden		14,003

Switzerland 1.36%

Household Durables
Forbo Holding AG Registered Shares *	5,321	7,324

Taiwan 0.83%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	1,280,000	4,467

United Kingdom 14.02%

Capital Markets 2.59%
Jupiter Fund Management plc	522,005	2,637
Man Group plc	4,719,782	7,897
TP ICAP plc	584,241	3,415
		13,949
Consumer Finance 1.72%
Arrow Global Group plc	2,371,848	9,250
Household Durables 0.91%
Countryside Properties plc †	1,662,062	4,882
Internet & Direct Marketing Retail 1.25%
ASOS plc *	101,861	6,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Machinery 2.30%
Bodycote plc	754,286	$6,319
Concentric AB	453,627	6,081
		12,400
Metals & Mining 0.94%
Hill & Smith Holdings plc	335,717	5,093
Multi-Line Retail 1.10%
B&M European Value Retail SA	1,575,312	5,951
Oil, Gas & Consumable Fuels 0.72%
Tullow Oil plc *	1,049,771	3,887
Professional Services 1.48%
Exova Group plc	1,666,655	4,073
WS Atkins plc	212,398	3,903
		7,976
Trading Companies & Distributors 1.01%
Diploma plc	426,042	5,440
Total United Kingdom		75,576

United States 3.19%

Exchange- Traded Funds 2.28%
iShares MSCI EAFE Small-Cap	57,023	2,951
VanEck Vectors Junior Gold Miners	247,511	9,351
		12,302
Semiconductors & Semiconductor Equipment 0.91%
CEVA, Inc. *	138,126	4,883
Total United States		17,185

Vietnam 0.58%

Closed-Ended Fund
VinaCapital Vietnam Opportunity Fund Ltd. *	921,810	3,137
Total Common Stocks (cost $493,128,753)		531,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2017

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 0.24%

Repurchase Agreement

Repurchase Agreement dated 1/31/2017, 0.03% due 2/1/2017 with Fixed Income Clearing Corp. collateralized by $1,185,000 of U.S. Treasury Bond at 3.625% due 8/15/2043; value: $1,328,217; proceeds: $1,300,581 (cost $1,300,580)	$1,301	$1,301

Total Investments in Securities 98.87% (cost $494,429,333)		532,970

Foreign Cash and Other Assets in Excess of Liabilities(a) 1.13%		6,096

Net Assets 100.00%		$539,066

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at January 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	State Street Bank and Trust	2/21/2017	4,400,000	$3,310,074	$3,335,433	$25,359
British pound	Buy	J.P. Morgan	2/6/2017	1,070,000	1,311,701	1,346,139	34,438
British pound	Buy	J.P. Morgan	2/6/2017	1,225,000	1,505,290	1,541,140	35,850
British pound	Buy	J.P. Morgan	2/6/2017	1,725,000	2,153,920	2,170,177	16,257
British pound	Buy	State Street Bank and Trust	2/6/2017	2,120,000	2,621,021	2,667,116	46,095
British pound	Buy	State Street Bank and Trust	2/6/2017	550,000	677,441	691,940	14,499
Canadian dollar	Buy	State Street Bank and Trust	4/17/2017	4,800,000	3,669,402	3,691,655	22,253
Canadian dollar	Buy	State Street Bank and Trust	4/17/2017	1,200,000	894,196	922,914	28,718
Canadian dollar	Buy	State Street Bank and Trust	4/17/2017	1,408,000	1,078,197	1,082,885	4,687
euro	Buy	J.P. Morgan	2/17/2017	2,350,000	2,530,415	2,538,181	7,766
euro	Buy	State Street Bank and Trust	2/17/2017	6,420,000	6,810,005	6,934,096	124,091
euro	Buy	State Street Bank and Trust	2/17/2017	1,120,000	1,169,642	1,209,686	40,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Buy	State Street Bank and Trust	2/17/2017	500,000	$523,783	$540,039	$16,256
euro	Buy	State Street Bank and Trust	2/17/2017	460,000	485,919	496,836	10,917
euro	Buy	State Street Bank and Trust	2/17/2017	1,800,000	1,916,356	1,944,139	27,783
Indonesian rupiah	Buy	Barclays Bank plc	2/14/2017	10,650,000,000	786,512	797,460	10,948
Indonesian rupiah	Buy	J.P. Morgan	2/14/2017	11,170,000,000	808,249	836,397	28,148
Indonesian rupiah	Buy	UBS AG	2/14/2017	26,000,000,000	1,890,909	1,946,850	55,941
Japanese yen	Buy	Morgan Stanley	2/21/2017	213,140,000	1,835,454	1,888,627	53,173
Japanese yen	Buy	Morgan Stanley	2/21/2017	427,000,000	3,757,603	3,783,634	26,031
Japanese yen	Buy	State Street Bank and Trust	2/21/2017	210,000,000	1,846,785	1,860,804	14,019
Japanese yen	Buy	State Street Bank and Trust	2/21/2017	136,600,000	1,189,851	1,210,408	20,557
Japanese yen	Buy	State Street Bank and Trust	2/21/2017	143,000,000	1,244,477	1,267,119	22,642
Japanese yen	Buy	State Street Bank and Trust	2/21/2017	183,900,000	1,569,813	1,629,532	59,719
Japanese yen	Buy	State Street Bank and Trust	2/21/2017	340,000,000	2,901,009	3,012,730	111,721
Japanese yen	Buy	State Street Bank and Trust	2/21/2017	308,000,000	2,639,270	2,729,179	89,909
Japanese yen	Buy	State Street Bank and Trust	2/21/2017	248,000,000	2,154,877	2,197,520	42,643
South Korean won	Buy	J.P. Morgan	4/24/2017	9,540,000,000	7,992,761	8,287,328	294,567
South Korean won	Buy	UBS AG	3/27/2017	16,715,000,000	14,215,853	14,517,957	302,104
Swedish krona	Buy	Morgan Stanley	4/18/2017	26,370,000	2,828,287	3,026,514	198,227
Swiss franc	Buy	Barclays Bank plc	3/20/2017	22,770,000	22,868,173	23,071,121	202,948
Swiss franc	Buy	State Street Bank and Trust	3/20/2017	810,000	806,774	820,712	13,938
Swiss franc	Buy	State Street Bank and Trust	3/20/2017	650,000	647,572	658,596	11,024
British pound	Sell	Bank of America	6/6/2017	1,440,000	1,820,876	1,816,947	3,929
British pound	Sell	Goldman Sachs	2/6/2017	980,000	1,248,946	1,232,912	16,034
British pound	Sell	J.P. Morgan	2/6/2017	3,270,000	4,126,732	4,113,901	12,831
British pound	Sell	J.P. Morgan	2/6/2017	894,000	1,135,334	1,124,718	10,616
British pound	Sell	UBS AG	2/6/2017	2,100,000	2,646,023	2,641,955	4,068
euro	Sell	Bank of America	2/17/2017	24,750,000	27,441,018	26,731,911	709,107
euro	Sell	Standard Chartered Bank	2/17/2017	1,060,000	1,183,441	1,144,882	38,559
euro	Sell	State Street Bank and Trust	2/17/2017	1,200,000	1,354,393	1,296,093	58,300
euro	Sell	State Street Bank and Trust	2/17/2017	1,000,000	1,127,909	1,080,077	47,832
euro	Sell	State Street Bank and Trust	2/17/2017	1,000,000	1,106,905	1,080,077	26,828
euro	Sell	State Street Bank and Trust	2/17/2017	1,000,000	1,096,277	1,080,077	16,200
euro	Sell	State Street Bank and Trust	2/17/2017	1,210,000	1,339,735	1,306,893	32,841
Indonesian rupiah	Sell	UBS AG	2/14/2017	111,260,000,000	8,354,735	8,331,022	23,713
Japanese yen	Sell	Goldman Sachs	2/21/2017	1,350,000,000	13,040,656	11,962,308	1,078,348
Japanese yen	Sell	Goldman Sachs	2/21/2017	218,000,000	1,932,177	1,931,691	486
Japanese yen	Sell	Morgan Stanley	2/21/2017	151,290,000	1,345,611	1,340,576	5,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Japanese yen	Sell	Standard Chartered Bank	2/21/2017	303,000,000	$2,862,214	$2,684,874	$177,340
Japanese yen	Sell	State Street Bank and Trust	2/21/2017	154,500,000	1,505,767	1,369,020	136,747
Japanese yen	Sell	State Street Bank and Trust	2/21/2017	773,000,000	7,113,510	6,849,529	263,981
Japanese yen	Sell	State Street Bank and Trust	2/21/2017	147,300,000	1,354,147	1,305,221	48,926
Japanese yen	Sell	State Street Bank and Trust	2/21/2017	177,700,000	1,625,311	1,574,594	50,716
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,775,709

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	State Street Bank and Trust	2/21/2017	12,100,000	$9,256,924	$9,172,442	$(84,482)
Australian dollar	Buy	State Street Bank and Trust	2/21/2017	2,500,000	1,903,107	1,895,133	(7,974)
Australian dollar	Buy	State Street Bank and Trust	2/21/2017	2,020,000	1,536,340	1,531,267	(5,073)
British pound	Buy	J.P. Morgan	2/6/2017	1,000,000	1,260,677	1,258,074	(2,603)
Danish krone	Buy	Morgan Stanley	2/17/2017	31,325,531	4,668,427	4,550,078	(118,349)
euro	Buy	Citibank	2/17/2017	1,070,000	1,187,913	1,155,683	(32,230)
euro	Buy	J.P. Morgan	2/17/2017	730,000	804,789	788,456	(16,333)
euro	Buy	J.P. Morgan	2/17/2017	755,000	836,859	815,458	(21,401)
euro	Buy	J.P. Morgan	2/17/2017	3,460,000	3,784,718	3,737,067	(47,651)
euro	Buy	J.P. Morgan	2/17/2017	3,330,000	3,626,299	3,596,657	(29,642)
euro	Buy	State Street Bank and Trust	2/17/2017	820,000	904,775	885,663	(19,112)
euro	Buy	State Street Bank and Trust	2/17/2017	1,000,000	1,099,316	1,080,077	(19,239)
euro	Buy	State Street Bank and Trust	2/17/2017	370,000	404,412	399,629	(4,783)
euro	Buy	State Street Bank and Trust	2/17/2017	486,000	532,685	524,918	(7,767)
euro	Buy	UBS AG	2/17/2017	820,000	905,112	885,663	(19,449)
Japanese yen	Buy	Morgan Stanley	2/21/2017	522,400,000	5,023,146	4,628,970	(394,176)
Japanese yen	Buy	Standard Chartered Bank	2/21/2017	517,000,000	4,999,662	4,581,121	(418,541)
Japanese yen	Buy	Standard Chartered Bank	2/21/2017	122,550,000	1,175,262	1,085,912	(89,350)
Japanese yen	Buy	State Street Bank and Trust	2/21/2017	112,200,000	1,091,111	994,201	(96,910)
Japanese yen	Buy	State Street Bank and Trust	2/21/2017	158,000,000	1,511,281	1,400,033	(111,248)
British pound	Sell	J.P. Morgan	2/6/2017	630,000	785,052	792,586	(7,534)
British pound	Sell	J.P. Morgan	2/6/2017	900,000	1,120,473	1,132,266	(11,793)
British pound	Sell	J.P. Morgan	2/6/2017	970,000	1,202,687	1,220,331	(17,644)
British pound	Sell	State Street Bank and Trust	2/6/2017	1,400,000	1,709,527	1,761,303	(51,776)
British pound	Sell	State Street Bank and Trust	2/6/2017	1,300,000	1,614,814	1,635,496	(20,682)
British pound	Sell	State Street Bank and Trust	2/6/2017	260,000	325,632	327,099	(1,467)
British pound	Sell	State Street Bank and Trust	2/6/2017	1,430,000	1,782,953	1,799,045	(16,092)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	State Street Bank and Trust	2/6/2017	470,000	$587,245	$591,295	$(4,050)
British pound	Sell	State Street Bank and Trust	2/6/2017	520,000	649,221	654,198	(4,977)
British pound	Sell	State Street Bank and Trust	2/6/2017	1,240,000	1,524,596	1,560,011	(35,415)
British pound	Sell	State Street Bank and Trust	6/6/2017	780,000	981,335	984,180	(2,845)
British pound	Sell	State Street Bank and Trust	6/6/2017	1,070,000	1,346,894	1,350,093	(3,199)
Canadian dollar	Sell	State Street Bank and Trust	4/17/2017	1,930,000	1,472,661	1,484,353	(11,692)
euro	Sell	Goldman Sachs	2/17/2017	1,850,000	1,975,843	1,998,143	(22,300)
euro	Sell	J.P. Morgan	2/17/2017	1,020,000	1,085,677	1,101,679	(16,002)
euro	Sell	J.P. Morgan	2/17/2017	1,000,000	1,079,048	1,080,077	(1,029)
euro	Sell	J.P. Morgan	2/17/2017	700,000	733,401	756,054	(22,653)
euro	Sell	J.P. Morgan	2/17/2017	610,000	636,664	658,847	(22,183)
euro	Sell	Morgan Stanley	2/17/2017	2,400,000	2,515,648	2,592,185	(76,537)
euro	Sell	Standard Chartered Bank	2/17/2017	1,000,000	1,043,026	1,080,077	(37,051)
euro	Sell	Standard Chartered Bank	2/17/2017	1,200,000	1,269,007	1,296,093	(27,086)
euro	Sell	State Street Bank and Trust	2/17/2017	600,000	643,464	648,046	(4,582)
euro	Sell	State Street Bank and Trust	2/17/2017	594,000	637,339	641,566	(4,227)
euro	Sell	State Street Bank and Trust	2/17/2017	295,000	315,232	318,623	(3,391)
euro	Sell	State Street Bank and Trust	2/17/2017	1,920,000	2,040,404	2,073,748	(33,344)
euro	Sell	State Street Bank and Trust	2/17/2017	1,200,000	1,284,407	1,296,093	(11,686)
euro	Sell	State Street Bank and Trust	2/17/2017	1,250,000	1,309,131	1,350,097	(40,966)
euro	Sell	State Street Bank and Trust	2/17/2017	1,860,000	1,982,198	2,008,944	(26,746)
Indian rupee	Sell	Barclays Bank plc	3/9/2017	337,500,000	4,944,693	4,980,436	(35,743)
Indian rupee	Sell	Barclays Bank plc	4/10/2017	150,000,000	2,180,550	2,204,848	(24,298)
Indian rupee	Sell	UBS AG	4/10/2017	111,500,000	1,609,643	1,638,937	(29,294)
Indian rupee	Sell	UBS AG	4/10/2017	111,000,000	1,615,485	1,631,588	(16,103)
Japanese yen	Sell	Barclays Bank plc	2/21/2017	290,000,000	2,470,711	2,569,681	(98,970)
Japanese yen	Sell	J.P. Morgan	2/21/2017	174,000,000	1,489,524	1,541,809	(52,285)
Japanese yen	Sell	J.P. Morgan	2/21/2017	251,000,000	2,147,154	2,224,103	(76,949)
Japanese yen	Sell	Standard Chartered Bank	2/21/2017	210,000,000	1,824,183	1,860,804	(36,621)
Japanese yen	Sell	State Street Bank and Trust	2/21/2017	243,000,000	2,116,592	2,153,216	(36,624)
Japanese yen	Sell	State Street Bank and Trust	2/21/2017	312,400,000	2,651,319	2,768,167	(116,848)
Japanese yen	Sell	State Street Bank and Trust	2/21/2017	278,000,000	2,369,978	2,463,349	(93,371)
South Korean won	Sell	Standard Chartered Bank	3/27/2017	1,900,000,000	1,612,848	1,650,261	(37,413)
Swedish krona	Sell	UBS AG	4/18/2017	96,300,000	10,557,875	11,052,457	(494,582)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,234,363)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$531,669	$—	$—	$531,669
Repurchase Agreement	—	1,301	—	1,301
Total	$531,669	$1,301	$—	$532,970
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$4,776	$—	$4,776
Liabilities	—	(3,235)	—	(3,235)
Total	$—	$1,541	$—	$1,541

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.80%

Aerospace & Defense 1.49%

Mercury Systems, Inc.*	65,157	$2,197

Air Freight & Logistics 2.04%

Air Transport Services Group, Inc.*	138,476	2,233
Echo Global Logistics, Inc.*	32,495	772
Total		3,005

Auto Components 1.74%

Fox Factory Holding Corp.*	98,596	2,554

Banks 11.13%

Bridge Bancorp, Inc.	31,044	1,122
Bryn Mawr Bank Corp.	30,396	1,217
Capstar Financial Holdings, Inc.*	57,801	1,208
CenterState Banks, Inc.	198,508	4,842
First Interstate BancSystem, Inc. Class A	27,516	1,132
First of Long Island Corp. (The)	12,881	349
Heritage Commerce Corp.	39,216	551
Independent Bank Group, Inc.	26,075	1,621
Lakeland Bancorp, Inc.	59,575	1,105
Live Oak Bancshares, Inc.	21,008	430
Pacific Premier Bancorp, Inc.*	70,806	2,786
Total		16,363

Beverages 0.48%

MGP Ingredients, Inc.	16,580	703

Biotechnology 13.91%

Acceleron Pharma, Inc.*	24,894	604
Blueprint Medicines Corp.*	104,282	3,554
Clovis Oncology, Inc.*	54,888	3,557
Coherus Biosciences, Inc.*	72,366	2,019
Five Prime Therapeutics, Inc.*	25,180	1,153
Foundation Medicine, Inc.*	66,702	1,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2017

Investments	Shares	Fair Value (000)
Biotechnology (continued)

Genomic Health, Inc.*	51,405	$1,413
Natera, Inc.*	138,558	1,241
Repligen Corp.*	37,102	1,115
Sage Therapeutics, Inc.*	29,183	1,400
Spark Therapeutics, Inc.*	24,495	1,545
Xencor, Inc.*	64,913	1,547
Total		20,452

Building Products 4.62%

Builders FirstSource, Inc.*	95,891	1,032
NCI Building Systems, Inc.*	65,479	1,047
Patrick Industries, Inc.*	57,651	4,713
Total		6,792

Capital Markets 3.78%

Greenhill & Co., Inc.	52,786	1,560
Piper Jaffray Cos.*	29,626	2,089
WisdomTree Investments, Inc.	185,930	1,915
Total		5,564

Chemicals 1.69%

Ferro Corp.*	175,561	2,483

Communications Equipment 1.59%

Applied Optoelectronics, Inc.*	26,268	808
Oclaro, Inc.*	155,323	1,524
Total		2,332

Construction & Engineering 3.83%

Argan, Inc.	14,105	1,040
NV5 Global, Inc.*	112,789	4,596
Total		5,636

Construction Materials 1.65%

U.S. Concrete, Inc.*	37,141	2,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2017

Investments	Shares	Fair Value (000)
Diversified Consumer Services 1.13%

Chegg, Inc.*	230,111	$1,655

Electrical Equipment 1.00%

TPI Composites, Inc.*	75,476	1,465

Electronic Equipment, Instruments & Components 3.79%

Control4 Corp.*	187,957	2,026
Fabrinet (Thailand)*(a)	32,200	1,357
II-VI, Inc.*	60,062	2,192
Total		5,575

Energy Equipment & Services 1.10%

Pioneer Energy Services Corp.*	256,820	1,618

Health Care Equipment & Supplies 6.95%

Glaukos Corp.*	45,605	1,880
Inogen, Inc.*	25,766	1,659
iRhythm Technologies, Inc.*	53,097	1,732
NxStage Medical, Inc.*	32,905	885
Spectranetics Corp. (The)*	76,277	1,972
ZELTIQ Aesthetics, Inc.*	47,325	2,098
Total		10,226

Health Care Providers & Services 1.13%

Tivity Health, Inc.*	64,804	1,662

Hotels, Restaurants & Leisure 2.93%

Del Taco Restaurants, Inc.*	132,278	1,804
Wingstop, Inc.	87,868	2,502
Total		4,306

Household Durables 6.17%

Cavco Industries, Inc.*	16,240	1,596
iRobot Corp.*	29,291	1,774

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2017

Investments	Shares	Fair Value (000)
Household Durables (continued)

LGI Homes, Inc.*	110,156	$3,421
Universal Electronics, Inc.*	38,340	2,281
Total		9,072

Internet & Direct Marketing Retail 0.47%

Etsy, Inc.*	54,870	692

Internet Software & Services 5.94%

Alarm.com Holdings, Inc.*	38,406	1,040
Amber Road, Inc.*	108,122	957
Apptio, Inc. Class A*	37,462	518
Five9, Inc.*	183,862	2,843
Mimecast Ltd.*	68,249	1,451
MINDBODY, Inc. Class A*	79,325	1,932
Total		8,741

Leisure Products 2.12%

Malibu Boats, Inc. Class A*	168,206	3,122

Life Sciences Tools & Services 1.77%

NanoString Technologies, Inc.*	78,277	1,412
Pacific Biosciences of California, Inc.*	247,938	1,195
Total		2,607

Machinery 1.87%

Kornit Digital Ltd. (Israel)*(a)	165,678	2,750

Metals & Mining 1.77%

Ryerson Holding Corp.*	167,266	1,773
SunCoke Energy, Inc.*	93,342	823
Total		2,596

Oil, Gas & Consumable Fuels 1.86%

GasLog Ltd. (Monaco)(a)	164,123	2,741

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2017

Investments	Shares	Fair Value (000)
Pharmaceuticals 1.11%

Corcept Therapeutics, Inc.*	228,563	$1,625

Semiconductors & Semiconductor Equipment 2.84%

CEVA, Inc.*	70,010	2,475
MaxLinear, Inc. Class A*	66,714	1,706
Total		4,181

Software 3.07%

8x8, Inc.*	106,417	1,687
Blackline, Inc.*	27,503	747
Materialise NV ADR*	139,395	1,153
Talend SA ADR*	41,269	929
Total		4,516

Thrifts & Mortgage Finance 0.32%

HomeStreet, Inc.*	17,742	465

Trading Companies & Distributors 2.51%

DXP Enterprises, Inc.*	66,082	2,499
Triton International Ltd.	48,810	1,189
Total		3,688
Total Common Stocks (cost $120,311,366)		143,817

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.44%

Repurchase Agreement

Repurchase Agreement dated 1/31/2017, 0.03% due 2/1/2017 with Fixed Income Clearing Corp. collateralized by $3,265,000 of U.S. Treasury Bond at 3.625% due 8/15/2043; value: $3,659,601; proceeds: $3,584,491 (cost $3,584,488)	$3,584	3,584
Total Investments in Securities 100.24% (cost $123,895,854)		147,401
Liabilities in Excess of Other Assets (0.24)%		(355)
Net Assets 100.00%		$147,046

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$143,817	$—	$—	$143,817
Repurchase Agreement	—	3,584	—	3,584
Total	$143,817	$3,584	$—	$147,401

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2017

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 100.01%

COMMON STOCKS 99.80%

Banks 17.02%

Ameris Bancorp	52,000	$2,345
BNC Bancorp	122,100	4,304
FB Financial Corp.*	136,890	3,485
First Merchants Corp.	200,286	7,677
National Commerce Corp.*	186,241	6,984
Total		24,795

Beverages 1.49%

Cott Corp. (Canada)(a)	204,560	2,168

Building Products 8.98%

Advanced Drainage Systems, Inc.	140,489	3,386
Gibraltar Industries, Inc.*	136,937	6,012
Patrick Industries, Inc.*	45,044	3,682
Total		13,080

Chemicals 4.75%

Chase Corp.	52,700	4,638
Quaker Chemical Corp.	17,721	2,277
Total		6,915

Communications Equipment 1.29%

Plantronics, Inc.	33,160	1,876

Construction & Engineering 4.13%

Argan, Inc.	31,660	2,335
Primoris Services Corp.	148,153	3,677
Total		6,012

Electrical Equipment 3.86%

Atkore International Group, Inc.*	130,203	3,479
AZZ, Inc.	36,000	2,144
Total		5,623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2017

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 4.49%

Orbotech Ltd. (Israel)*(a)	117,555	$4,102
Vishay Precision Group, Inc.*	146,512	2,439
Total		6,541

Equity Real Estate Investment Trusts 3.00%

Physicians Realty Trust	139,199	2,582
Retail Opportunity Investments Corp.	84,403	1,789
Total		4,371

Food Products 1.73%

Farmer Bros Co.*	72,639	2,528

Gas Utilities 2.29%

Chesapeake Utilities Corp.	51,000	3,335

Health Care Equipment & Supplies 1.02%

CONMED Corp.	33,252	1,483

Hotels, Restaurants & Leisure 5.02%

Denny’s Corp.*	312,876	3,808
El Pollo Loco Holdings, Inc.*	281,530	3,505
Total		7,313

Household Durables 1.75%

Ethan Allen Interiors, Inc.	87,760	2,554

Insurance 2.68%

AMERISAFE, Inc.	61,970	3,907

Life Sciences Tools & Services 1.56%

Albany Molecular Research, Inc.*	123,328	2,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2017

Investments	Shares	Fair Value (000)
Machinery 2.74%

Milacron Holdings Corp.*	240,976	$3,986

Media 0.96%

Hemisphere Media Group, Inc.*	124,379	1,393

Oil, Gas & Consumable Fuels 5.54%

Carrizo Oil & Gas, Inc.*	53,019	1,874
Centennial Resource Development, Inc. Class A*	137,262	2,508
Parsley Energy, Inc. Class A*	59,422	2,093
Rice Energy, Inc.*	80,375	1,594
Total		8,069

Paper & Forest Products 3.30%

Neenah Paper, Inc.	58,483	4,804

Professional Services 3.83%

ICF International, Inc.*	107,188	5,574

Real Estate Management & Development 3.41%

Marcus & Millichap, Inc.*	102,119	2,632
RE/MAX Holdings, Inc. Class A	41,800	2,343
Total		4,975

Semiconductors & Semiconductor Equipment 2.11%

MaxLinear, Inc. Class A*	119,996	3,070

Technology Hardware, Storage & Peripherals 1.95%

Electronics For Imaging, Inc.*	63,307	2,845

Textiles, Apparel & Luxury Goods 1.28%

Oxford Industries, Inc.	33,843	1,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2017

Investments	Shares	Fair Value (000)
Thrifts & Mortgage Finance 1.44%

OceanFirst Financial Corp.	74,134	$2,106

Trading Companies & Distributors 5.42%

Lawson Products, Inc.*	153,172	3,959
Rush Enterprises, Inc. Class A*	72,600	2,378
Textainer Group Holdings Ltd.	107,794	1,552
Total		7,889

Water Utilities 2.76%

Connecticut Water Service, Inc.	74,300	4,015
Total Common Stocks
(cost $98,568,034)		145,358

WARRANTS 0.21%

Oil, Gas & Consumable Fuels

Centennial Resource Development, Inc. Class A*(b)	45,754	313
Total Long-Term Investments (cost $98,708,451)		145,671

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.62%

Repurchase Agreement

Repurchase Agreement dated 1/31/2017, 0.03% due 2/1/2017 with Fixed Income Clearing Corp. collateralized by $825,000 of U.S. Treasury Bond at 3.625% due 8/15/2043; value: $924,708; proceeds: $904,754 (cost $904,753)	$905	905

Total Investments in Securities 100.63% (cost $99,613,204)		146,576

Liabilities in Excess of Other Assets (0.63)%		(922)

Net Assets 100.00%		$145,654

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Exercise price of $11.50 and expiration date of 10/11/2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$145,358	$—	$—	$145,358
Warrant	313	—	—	313
Repurchase Agreement	—	905	—	905
Total	$145,671	$905	$—	$146,576

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.83%

Airlines 2.38%

Alaska Air Group, Inc.	767,199	$71,979

Automobiles 0.89%

Thor Industries, Inc.	259,818	26,891

Banks 10.05%

Bank of Hawaii Corp.	633,300	54,407
Chemical Financial Corp.	532,773	26,335
Citizens Financial Group, Inc.	830,839	30,051
East West Bancorp, Inc.	1,050,388	54,032
First Horizon National Corp.	1,872,429	37,449
Webster Financial Corp.	608,327	31,949
Western Alliance Bancorp*	1,411,244	69,687
Total		303,910

Building Products 0.05%

JELD-WEN Holding, Inc.*	51,700	1,399

Capital Markets 2.81%

Moelis & Co. Class A	973,740	33,205
Raymond James Financial, Inc.	691,838	51,839
Total		85,044

Chemicals 2.31%

Ingevity Corp.*	115,150	6,401
RPM International, Inc.	474,898	24,818
Trinseo SA	595,899	38,585
Total		69,804

Commercial Services & Supplies 2.85%

Herman Miller, Inc.	918,697	28,663
KAR Auction Services, Inc.	1,262,627	57,513
Total		86,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2017

Investments	Shares	Fair Value (000)
Communications Equipment 1.35%

ARRIS International plc*	1,426,158	$40,760

Construction & Engineering 2.91%

AECOM*	1,215,323	44,882
Jacobs Engineering Group, Inc.*	739,181	43,279
Total		88,161

Containers & Packaging 3.66%

Berry Plastics Group, Inc.*	839,299	42,829
Sealed Air Corp.	796,033	38,608
WestRock Co.	550,823	29,392
Total		110,829

Diversified Telecommunication Services 1.67%

Zayo Group Holdings, Inc.*	1,582,928	50,590

Electrical Equipment 1.41%

Hubbell, Inc.	349,882	42,714

Electronic Equipment, Instruments & Components 2.22%

Amphenol Corp. Class A	434,839	29,347
Belden, Inc.	495,189	37,867
Total		67,214

Energy Equipment & Services 1.59%

Ensco plc Class A (United Kingdom)(a)	1,932,857	21,107
Helmerich & Payne, Inc.	379,370	26,996
Total		48,103

Equity Real Estate Investment Trusts 5.12%

Federal Realty Investment Trust	341,619	47,974
Highwoods Properties, Inc.	827,500	42,542
Physicians Realty Trust	1,945,444	36,088
Retail Opportunity Investments Corp.	1,328,501	28,164
Total		154,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2017

Investments	Shares	Fair Value (000)
Food Products 1.91%

Pinnacle Foods, Inc.	1,083,753	$57,645

Health Care Equipment & Supplies 2.65%

Cooper Cos., Inc. (The)	258,916	47,799
STERIS plc (United Kingdom)(a)	455,731	32,279
Total		80,078

Health Care Providers & Services 2.44%

ExamWorks Group, Inc.*	1,223,862	44,181
HealthSouth Corp.	762,070	29,584
Total		73,765

Hotels, Restaurants & Leisure 1.02%

Aramark	909,043	30,762

Household Durables 2.06%

Lennar Corp. Class A	696,420	31,095
Newell Brands, Inc.	661,250	31,297
Total		62,392

Information Technology Services 7.46%

Acxiom Corp.*	1,656,973	43,247
Amdocs Ltd.	644,252	37,824
Booz Allen Hamilton Holding Corp.	1,730,065	58,511
Cardtronics plc Class A (United Kingdom)*(a)	473,600	25,849
Fidelity National Information Services, Inc.	568,273	45,132
Vantiv, Inc. Class A*	241,310	15,019
Total		225,582

Insurance 6.74%

Arch Capital Group Ltd.*	779,094	68,833
Hartford Financial Services Group, Inc. (The)	932,935	45,443
Markel Corp.*	30,577	28,284
RenaissanceRe Holdings Ltd.	382,200	52,101
Validus Holdings Ltd.	158,044	9,009
Total		203,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2017

Investments	Shares	Fair Value (000)
Internet Software & Services 1.47%

Akamai Technologies, Inc.*	646,196	$44,323

Life Sciences Tools & Services 1.71%

ICON plc (Ireland)*(a)	110,512	9,290
Patheon NV (Netherlands)*(a)	139,668	4,007
PerkinElmer, Inc.	724,600	38,541
Total		51,838

Machinery 2.34%

Timken Co. (The)	337,641	14,991
Wabtec Corp.	644,365	55,828
Total		70,819

Media 2.05%

AMC Networks, Inc. Class A*	443,908	25,458
New York Times Co. (The) Class A	2,696,964	36,409
Total		61,867

Metals & Mining 2.98%

Reliance Steel & Aluminum Co.	755,700	60,192
United States Steel Corp.	913,833	29,891
Total		90,083

Multi-Line Retail 0.92%

Nordstrom, Inc.	631,631	27,931

Multi-Utilities 3.06%

Black Hills Corp.	592,320	37,049
CMS Energy Corp.	1,301,099	55,427
Total		92,476

Oil, Gas & Consumable Fuels 3.98%

Carrizo Oil & Gas, Inc.*	740,924	26,199
Cimarex Energy Co.	249,005	33,668
EQT Corp.	400,295	24,270
Rice Energy, Inc.*	1,829,078	36,271
Total		120,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2017

Investments	Shares	Fair Value (000)
Pharmaceuticals 0.77%

Prestige Brands Holdings, Inc.*	442,363	$23,339

Professional Services 0.48%

Robert Half International, Inc.	306,346	14,417

Road & Rail 2.51%

Genesee & Wyoming, Inc. Class A*	476,134	35,881
Old Dominion Freight Line, Inc.*	452,500	39,947
Total		75,828

Semiconductors & Semiconductor Equipment 3.77%

Cypress Semiconductor Corp.	1,288,021	15,199
MACOM Technology Solutions Holdings, Inc.*	779,881	37,083
Qorvo, Inc.*	414,426	26,610
Synaptics, Inc.*	623,476	35,152
Total		114,044

Software 0.85%

FireEye, Inc.*	1,888,111	25,584

Textiles, Apparel & Luxury Goods 2.39%

Ralph Lauren Corp.	315,435	27,894
Steven Madden Ltd.*	1,259,902	44,348
Total		72,242

Thrifts & Mortgage Finance 1.04%

Essent Group Ltd.*	906,719	31,345

Trading Companies & Distributors 0.04%

Triton International Ltd.	48,691	1,185

Water Utilities 0.92%

American Water Works Co., Inc.	379,371	27,861
Total Common Stocks (cost $2,227,586,127)		2,927,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2017

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.46%

Repurchase Agreement

Repurchase Agreement dated 1/31/2017, 0.03% due 2/1/2017 with Fixed Income Clearing Corp. collateralized by $95,230,000 of U.S. Treasury Bond at 3.625% due 8/15/2043; value: $106,739,307; proceeds: $104,645,223 (cost $104,645,136)	$104,645	$104,645

Total Investments in Securities 100.29% (cost $2,332,231,263)		3,032,471

Liabilities in Excess of Other Assets (0.29)%		(8,787)

Net Assets 100.00%		$3,023,684

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)
Common Stocks
Health Care Providers & Services	$29,584	$—	$44,181	(4)	$73,765
Remaining Industries	2,854,061	—	—		2,854,061
Repurchase Agreement	—	104,645	—		104,645
Total	$2,883,645	$104,645	$44,181		$3,032,471

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2017.
(4)	Fair valued security utilizing a prior transaction cost without adjustment.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks
Balance as of November 1, 2016	$42,896,363
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	1,285,055
Purchases	—
Sales	—
Net transfers in or out of Level 3	—
Balance as of January 31, 2017	$44,181,418
Net change in unrealized appreciation/depreciation for the period ended January 31, 2017, related to Level 3 investments held at January 31, 2017	$1,285,055

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following ten funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Core Equity Fund (“Global Core Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”). Global Core Equity Fund commenced operations on January 17, 2017.

Each of Alpha Strategy Fund’s, Global Core Equity Fund, International Core Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objectives is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. International Dividend Income Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

Notes to Schedule of Investments (unaudited)(continued)

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(continued)

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of January 31, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	Global Core Equity Fund
Tax cost	$1,110,881,058	$2,376,802,532	$3,219,864
Gross unrealized gain	65,656,910	515,459,602	55,256
Gross unrealized loss	(42,254,558)	(21,489,929)	(26,099)
Net unrealized security gain	$23,402,352	$493,969,673	$29,157

	Growth Leaders Fund	International Core Equity Fund	International Dividend Income Fund
Tax cost	$1,933,796,451	$502,347,901	$1,328,141,992
Gross unrealized gain	162,963,578	35,659,688	23,936,554
Gross unrealized loss	(9,949,809)	(13,589,213)	(72,985,102)
Net unrealized security gain (loss)	$153,013,769	$22,070,475	$(49,048,548)

	International Opportunities Fund	Micro Cap Growth Fund	Micro Cap Value Fund
Tax cost	$499,161,140	$126,140,152	$99,647,179
Gross unrealized gain	55,122,604	24,770,787	48,738,627
Gross unrealized loss	(21,313,788)	(3,510,424)	(1,809,544)
Net unrealized security gain	$33,808,816	$21,260,363	$46,929,083

Notes to Schedule of Investments (unaudited)(continued)

Value Opportunities Fund
Tax cost	$2,336,152,747
Gross unrealized gain	721,086,381
Gross unrealized loss	(24,768,223)
Net unrealized security gain	$696,318,158

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Global Core Equity Fund, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts during the period ended January 31, 2017 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation/depreciation on forward foreign currency exchange contracts.

As of January 31, 2017, Global Core Equity Fund, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds’ use of derivative instruments.

	Asset Derivatives	Liability Derivatives
Global Core Equity Fund	834	1,666
International Core Equity Fund	4,223,334	4,552,909
International Dividend Income Fund	13,182,170	11,806,544
International Opportunities Fund	4,775,709	3,234,363

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended January 31, 2017:

Notes to Schedule of Investments (unaudited)(concluded)

Alpha Strategy Fund

Affiliated Issuer	Balance of Shares Held at 10/31/2016	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2017	Fair Value at 1/31/2017	Net Realized Gain 11/1/2016 to 1/31/2017		Dividend Income 11/1/2016 to 1/31/2017
Lord Abbett Developing Growth Fund, Inc. - Class I	10,921,383	—	(291,495)	10,629,888	$226,629,217	$1,358,694		$—
Lord Abbett Securities Trust - International Opportunities Fund - Class I	13,654,913	132,107	(189,826)	13,597,194	227,753,003	1,344,419		2,097,861
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	7,678,517	—	(231,555)	7,446,962	114,012,992	590,189		—
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	3,250,885	567,842	(533,108)	3,285,619	113,025,300	25,483,437	(x)	—
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	8,867,080	1,027,847	(1,013,165)	8,881,762	225,685,570	28,877,051	(x)	—
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	11,450,885	665,224	(964,295)	11,151,814	226,493,345	18,395,359	(x)	—
Total					$1,133,599,427	$76,049,149		$2,097,861

(a)	Includes $18,937,557 of distributed capital gains.
(b)	Includes $26,120,063 of distributed capital gains.
(c)	Includes $13,231,295 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of January 31, 2017, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc.-Class I	19.99%
Lord Abbett Securities Trust-International Opportunities Fund-Class I	20.09%
Lord Abbett Securities Trust-Micro-Cap Growth Fund-Class I	10.06%
Lord Abbett Securities Trust-Micro-Cap Value Fund-Class I	9.97%
Lord Abbett Research Fund, Inc.-Small-Cap Value Fund-Class I	19.91%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.98%

The Ten Largest Holdings and the Holdings by Sector, as of January 31, 2017, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Western Alliance Bancorp	2.01%
Dave & Buster’s Entertainment, Inc.	1.81%
ZELTIQ Aesthetics, Inc.	1.73%
Exelixis, Inc.	1.70%
TESARO, Inc.	1.64%
DigitalGlobe, Inc.	1.63%
United States Steel Corp.	1.63%
Nordson Corp.	1.61%
Live Nation Entertainment, Inc.	1.59%
GasLog Ltd.	1.57%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.86%
Energy	4.45%
Financials	14.6%
Health Care	15.17%
Industrials	19.70%
Information Technology	25.55%
Materials	6.67%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
VanEck Vectors Junior Gold Miners	1.75%
Arrow Global Group plc	1.74%
Cairn Homes plc	1.70%
Rheinmetall AG	1.57%
Sumco Corp.	1.55%
Tsubakimoto Chain Co.	1.50%
UDG Healthcare plc	1.49%
Man Group plc	1.48%
Altran Technologies SA	1.44%
Gerresheimer AG	1.41%

Holdings by Sector*	% of Investments
Consumer Discretionary	18.12%
Consumer Staples	5.65%
Energy	5.39%
Financials	16.84%
Health Care	4.48%
Industrials	20.07%
Information Technology	12.88%
Materials	6.97%
Real Estate	4.72%
Telecommunication Services	1.71%
Utilities	2.93%
Repurchase Agreement	0.24%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
CenterState Banks, Inc.	3.28%
Patrick Industries, Inc.	3.20%
NV5 Global, Inc.	3.12%
Clovis Oncology, Inc.	2.41%
Blueprint Medicines Corp.	2.41%
LGI Homes, Inc.	2.32%
Malibu Boats, Inc. Class A	2.12%
Five9, Inc.	1.93%
Pacific Premier Bancorp, Inc.	1.89%
Kornit Digital Ltd.	1.87%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.52%
Consumer Staples	0.48%
Energy	2.96%
Financials	15.19%
Health Care	24.81%
Industrials	17.32%
Information Technology	17.19%
Materials	5.10%
Repurchase Agreement	2.43%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro Cap Value Fund

Ten Largest Holdings	% of Investments
First Merchants Corp.	5.24%
National Commerce Corp.	4.76%
Gibraltar Industries, Inc.	4.10%
ICF International, Inc.	3.80%
Neenah Paper, Inc.	3.28%
Chase Corp.	3.16%
BNC Bancorp	2.94%
Orbotech Ltd.	2.80%
Connecticut Water Service, Inc.	2.74%
Milacron Holdings Corp.	2.72%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.95%
Consumer Staples	3.20%
Energy	5.72%
Financials	21.02%
Health Care	2.56%
Industrials	28.77%
Information Technology	9.78%
Materials	7.99%
Real Estate	6.38%
Utilities	5.01%
Repurchase Agreement	0.62%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
First Merchants Corp.	3.35%
Chemical Financial Corp.	2.80%
Black Hills Corp.	2.57%
Orbotech Ltd.	2.38%
Littelfuse, Inc.	2.31%
IDACORP, Inc.	2.23%
Primoris Services Corp.	2.22%
MB Financial, Inc.	2.14%
First Industrial Realty Trust, Inc.	2.00%
Gibraltar Industries, Inc.	1.99%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.67%
Consumer Staples	2.67%
Energy	8.00%
Financials	13.33%
Health Care	8.00%
Industrials	18.66%
Information Technology	18.67%
Materials	9.33%
Real Estate	6.67%
Utilities	2.67%
Repurchase Agreement	1.33%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust –Value Opportunities Fund

Ten Largest Holdings	% of Investments
Alaska Air Group, Inc.	2.37%
Western Alliance Bancorp	2.30%
Arch Capital Group Ltd.	2.27%
Reliance Steel & Aluminum Co.	1.98%
Booz Allen Hamilton Holding Corp.	1.93%
Pinnacle Foods, Inc.	1.90%
KAR Auction Services, Inc.	1.90%
Wabtec Corp.	1.84%
CMS Energy Corp.	1.83%
Bank of Hawaii Corp.	1.79%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.30%
Consumer Staples	1.90%
Energy	5.56%
Financials	20.58%
Health Care	7.55%
Industrials	14.93%
Information Technology	17.06%
Materials	8.93%
Real Estate	5.10%
Telecommunication Services	1.67%
Utilities	3.97%
Repurchase Agreement	3.45%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 30, 2017

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 30, 2017

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 30, 2017